     As filed with the Securities and Exchange Commission on October 4, 1996
                                       1933 Act Registration No. 33-64368
                                       1940 Act Registration No. 811-7784

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [__X__]
                      Pre-Effective Amendment No.       [_____]  [_____]
                      Post-Effective Amendment No.      [__9__]  [__X__]
                               and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [__X__]
                      Amendment No.  [__7__]            [__X__]
                           (Check appropriate box or boxes)

                           NEUBERGER & BERMAN EQUITY TRUST
                           -------------------------------
               (Exact Name of the Registrant as Specified in Charter)
                             605 Third Avenue, 2nd Floor
                            New York, New York 10158-0180
                      (Address of Principal Executive Offices)
         Registrant's Telephone Number, including area code: (212) 476-8800

                             Lawrence Zicklin, President
                           Neuberger & Berman Equity Trust
                             605 Third Avenue, 2nd Floor
                           New York, New York  10158-0180

                               Arthur C. Delibert, Esq.
                             Kirkpatrick & Lockhart LLP
                           1800 Massachusetts Avenue, N.W.
                                      2nd Floor
                             Washington, D.C. 20036-1800
                     (Names and Addresses of agents for service)

     Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective:

     ____ immediately upon filing pursuant to paragraph (b)
     ____ on ________ __, 199_ pursuant to paragraph (b)
     ____ 60 days after filing pursuant to paragraph (a)(1)
     _X__ on December 6, 1996 pursuant to paragraph (a)(1)
     ____ 75 days after filing pursuant to paragraph (a)(2)
     ___  on __________ pursuant to paragraph (a)(2)

              Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and the notice required by such Rule for its 1996 fiscal year will be filed on or about October 25, 1996.

              Neuberger & Berman Equity Trust is a "master/feeder fund." This Post-Effective Amendment No. 9 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.
                                                Page _______ of _______
                                                Exhibit Index Begins on
                                                Page _______

                           NEUBERGER & BERMAN EQUITY TRUST

               CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 9 ON FORM N-1A

              This post-effective amendment consists of the following papers and documents:

     Cover Sheet

     Contents of Post-Effective Amendment No. 9 on Form N-1A

     Cross Reference Sheet

     Neuberger & Berman Focus Trust
     Neuberger & Berman Genesis Trust
     Neuberger & Berman Guardian Trust
     Neuberger & Berman Manhattan Trust
     Neuberger & Berman Partners Trust
     ----------------------------------


              Part A - Prospectus

              Part B - Statement of Additional Information

              Part C - Other Information

     Signature Pages

              No change is intended to be made by this Post-Effective Amendment No. 9 to the Prospectus or Statement of Additional Information for Neuberger&Berman NYCDC Socially Responsive Trust.

                           NEUBERGER & BERMAN EQUITY TRUST
                     POST-EFFECTIVE AMENDMENT NO. 9 ON FORM N-1A

                                Cross Reference Sheet

                This cross reference sheet relates to the Prospectus
                    and Statement of Additional Information for
          Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust,
     Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust, and
                          Neuberger & Berman Partners Trust

       Form N-1A Item No.                                   Caption in Part A Prospectus
       ------------------                                   ----------------------------


       Item 1.          Cover Page                          Front Cover Page

       Item 2.          Synopsis                            Expense Information; Summary

       Item 3.          Condensed Financial Information     Financial Highlights; Performance Information

       Item 4.          General Description of Registrant   Investment Program; Description of Investments;
                                                            Special Information Regarding Organization,
                                                            Capitalization, and Other Matters

       Item 5.          Management of the Fund              Management and Administration; Other Information;
                                                            Back Cover Page

       Item 6.          Capital Stock and Other             Front Cover Page; Dividends, Other Distributions, and
                        Securities                          Taxes; Special Information Regarding Organization,
                                                            Capitalization, and Other Matters

       Item 7.          Purchase of Securities Being        Shareholder Services; Share Prices and Net Asset
                        Offered                             Value; Management and Administration

       Item 8.          Redemption or Repurchase            Shareholder Services; Share Prices and Net Asset
                                                            Value

       Item 9.          Pending Legal Proceedings           Not Applicable


                                                            Caption in Part B
       Form N-1A Item No.                                   Statement of Additional Information
       ------------------                                   -----------------------------------

       Item 10.         Cover Page                          Cover Page

       Item 11.         Table of Contents                   Table of Contents






                                                            Caption in Part B
       Form N-1A Item No.                                   Statement of Additional Information
       ------------------                                   -----------------------------------

       Item 12.         General Information and History     Organization

       Item 13.         Investment Objectives and           Investment Information; Certain Risk Considerations
                        Policies

       Item 14.         Management of the Fund              Trustees And Officers

       Item 15.         Control Persons and Principal       Control Persons and Principal Holders of Securities
                        Holders of Securities

       Item 16.         Investment Advisory and Other       Investment Management and Administration Services;
                        Services                            Trustees And Officers; Distribution Arrangements;
                                                            Reports To Shareholders; Custodian And Transfer
                                                            Agent; Independent Auditors/Accountants

       Item 17.         Brokerage Allocation                Portfolio Transactions

       Item 18.         Capital Stock and Other             Investment Information; Additional Redemption
                        Securities                          Information; Dividends and Other Distributions

       Item 19.         Purchase, Redemption                Distribution Arrangements; Additional Exchange
                                                            Information; Additional Redemption Information

       Item 20.         Tax Status                          Dividends and Other Distributions; Additional Tax
                                                            Information

       Item 21.         Underwriters                        Investment Management and Administration Services;
                                                            Distribution Arrangements

       Item 22.         Calculation of Performance Data     Performance Information

       Item 23.         Financial Statements                Financial Statements


     Part C
     ------

              Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 9.

                      Neuberger&Berman
     EQUITY TRUST
                      No-Load Equity Funds
     __________________________________________________________________________
      Neuberger&Berman FOCUS TRUST           Neuberger&Berman MANHATTAN TRUST
      Neuberger&Berman GENESIS TRUST         Neuberger&Berman PARTNERS TRUST
      Neuberger&Berman GUARDIAN TRUST

        You can buy, own, and sell fund shares only through an account with a pension plan administrator, broker-dealer, or other institution (each an "Institution") which provides accounting, recordkeeping, and other services to investors and which has an administrative services agreement with Neuberger&Berman Management Incorporated ("N&B Management").
     __________________________________________________________________________

        Each of the above-named funds (a "Fund") invests all of its net investable assets in a corresponding portfolio (a "Portfolio") of Equity Managers Trust ("Managers Trust"), an open-end management investment company managed by N&B Management. Each Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. The investment performance of each Fund directly corresponds with the investment performance of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Summary" on page 3, and "Special Information Regarding Organization, Capitalization, and Other Matters" on page 25.

        Please read this Prospectus before investing in any of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Funds and Portfolios, dated December 6, 1996, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.


                          Prospectus Dated December 6, 1996

          MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     TABLE OF CONTENTS

     SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3
        The Funds and Portfolios; Risk Factors . . . . . . . . . . . . . . .   3
        Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
        The Neuberger&Berman Investment Approach . . . . . . . . . . . . . .   5

     EXPENSE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .   7
        Shareholder Transaction Expenses for Each Fund . . . . . . . . . . .   7
        Annual Fund Operating Expenses . . . . . . . . . . . . . . . . . . .   7
        Example  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

     FINANCIAL HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . .  10
        Focus Trust  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
        Genesis Trust  . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
        Guardian Trust . . . . . . . . . . . . . . . . . . . . . . . . . . .  13
        Manhattan Trust  . . . . . . . . . . . . . . . . . . . . . . . . . .  14
        Partners Trust . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

     INVESTMENT PROGRAMS . . . . . . . . . . . . . . . . . . . . . . . . . .  18
        Focus Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . .  18
        Genesis Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . .  19
        Guardian Portfolio . . . . . . . . . . . . . . . . . . . . . . . . .  20
        Manhattan Portfolio  . . . . . . . . . . . . . . . . . . . . . . . .  20
        Partners Portfolio . . . . . . . . . . . . . . . . . . . . . . . . .  21
        Short-Term Trading; Portfolio Turnover . . . . . . . . . . . . . . .  21
        Borrowings . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
        Other Investments  . . . . . . . . . . . . . . . . . . . . . . . . .  22

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .  23
        Total Return Information . . . . . . . . . . . . . . . . . . . . . .  24

     SPECIAL INFORMATION REGARDING ORGANIZATION,
     CAPITALIZATION, AND OTHER MATTERS . . . . . . . . . . . . . . . . . . .  25
        The Funds  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
        The Portfolios . . . . . . . . . . . . . . . . . . . . . . . . . . .  26

     SHAREHOLDER SERVICES  . . . . . . . . . . . . . . . . . . . . . . . . .  28
        How to Buy Shares  . . . . . . . . . . . . . . . . . . . . . . . . .  28
        How to Sell Shares . . . . . . . . . . . . . . . . . . . . . . . . .  28
        Exchanging Shares  . . . . . . . . . . . . . . . . . . . . . . . . .  29

     SHARE PRICES AND NET ASSET VALUE  . . . . . . . . . . . . . . . . . . .  30

     DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES . . . . . . . . . . . . . . .  31
        Distribution Options . . . . . . . . . . . . . . . . . . . . . . . .  31
        Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31

     MANAGEMENT AND ADMINISTRATION . . . . . . . . . . . . . . . . . . . . .  33
        Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . .  33
        Investment Manager, Administrator, Distributor,
          and Sub-Adviser  . . . . . . . . . . . . . . . . . . . . . . . . .  33

        Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35
        Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . . . .  37

     DESCRIPTION OF INVESTMENTS  . . . . . . . . . . . . . . . . . . . . . .  38

     USE OF JOINT PROSPECTUS AND STATEMENT OF
     ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . .  41

     OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . .  42
        Directory  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  42
        Funds Eligible for Exchange  . . . . . . . . . . . . . . . . . . . .  42

     SUMMARY

               The Funds and Portfolios; Risk Factors

     __________________________________________________________________________

          Each Fund is a series of Neuberger&Berman Equity Trust (the "Trust") and invests in a corresponding Portfolio that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because each Fund "feeds" shareholders' investments into its corresponding Portfolio, a "master" fund. The structure looks like this:


                            Shareholders

                                   BUY SHARES IN

                                Funds

                                   INVEST IN

                             Portfolios

                                   INVEST IN

                      Stocks & Other Securities



          The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page 25. An investment in any Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 18 and "Description of Investments" on page 38.

          The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in a variety of Funds to fit your particular investment needs. Of course, there can be no assurance that a Fund will meet its investment objective.


      Neuberger&Berman        Investment                               Portfolio
      Equity Trust            Style                                    Characteristics
      GUARDIAN TRUST          Broadly diversified, large-cap value     A  growth and income fund that invests
                              fund. Relatively low portfolio           primarily  in  stocks  of established,
                              turnover.                                high-quality  companies  that  are not
                                                                       well  followed on  Wall Street  or are
                                                                       temporarily out of favor.

      FOCUS TRUST             Large-cap value fund, more concentrated  Invests principally in common stocks portfolio than Guardian. Relatively low  selected from 13 multi-industry
                              portfolio turnover.                      sectors of the economy. To maximize
                                                                       potential return, the Portfolio
                                                                       normally makes at least 90% of its
                                                                       investments in not more than six
                                                                       sectors believed by the portfolio
                                                                       managers to be undervalued.

      GENESIS TRUST           Broadly diversified, small-cap value     Invests primarily in stocks of
                              fund. Relatively low portfolio           companies with small market
                              turnover.                                capitalizations (usually up to $1.5
                                                                       billion). Portfolio manager seeks to
                                                                       buy the stocks of strong companies
                                                                       with a history of solid performance
                                                                       and a proven management team, which
                                                                       are selling at attractive prices.

      MANHATTAN TRUST         Broadly diversified, small-, medium-     Invests in securities believed to have
                              and large-cap growth fund. Relatively    the maximum potential for long-term
                              low portfolio turnover.                  capital appreciation. Portfolio
                                                                       manager follows a "growth at a
                                                                       reasonable price" philosophy and
                                                                       searches for financially sound,
                                                                       growing companies with a special
                                                                       competitive advantage or a product
                                                                       that makes their stocks attractive.

      PARTNERS TRUST          Broadly diversified, medium- to          Seeks capital growth through an
                              large-cap value fund. Moderate           approach that is intended to increase
                              portfolio turnover.                      capital with reasonable risk.
                                                                       Portfolio managers look at
                                                                       fundamentals, focusing particularly on
                                                                       cash flow, return on capital, and
                                                                       asset values.


               Management

     __________________________________________________________________________

          N&B  Management,   with  the  assistance   of  Neuberger&Berman,   LLC
     ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 33. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds(REGISTERED) made available through an Institution, see "Shareholder Services--How to Buy Shares" on page 28, "Shareholder Services--How to Sell Shares" on page 28, "Shareholder Services-- Exchanging Shares" on page 29, and the policies of the Institution through which you are purchasing shares.


               The Neuberger&Berman Investment Approach

     __________________________________________________________________________

          While each Portfolio has its own investment objective, policies, and limitations, each Portfolio is managed using one of two basic investment approaches--value or growth.


          A value-oriented portfolio manager buys stocks that are selling for less than their perceived market values. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.

          Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio--that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).

          While a value approach concentrates on undervalued securities in relation to their fundamental economic values, a growth approach seeks out stocks of companies that are projected to grow at above-average rates and may appear poised for a period of accelerated earnings.

          The growth portfolio manager is willing to pay a higher share price in the hopes that the stock's earnings momentum will carry the stock's price higher. As a stock's price increases based on strong earnings, the stock's original price appears low in relation to the growth rate of its earnings. Sometimes this happens when a particular company or industry is temporarily out of favor with the market or under-researched. This strategy is called "growth at a reasonable price."

          Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.


          In general, Neuberger&Berman Focus, Neuberger&Berman Genesis, Neuberger&Berman Guardian, and Neuberger&Berman Partners Portfolios adhere to a value-oriented investment approach. Neuberger&Berman Manhattan Portfolio places a greater emphasis on finding securities whose measures of fundamental value are low in relation to the growth rates of their future earnings and cash flow, as projected by the portfolio manager, and that Portfolio is therefore willing to invest in securities with prices that are somewhat higher multiples of earnings.

     EXPENSE INFORMATION

          This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.


               Shareholder Transaction Expenses for Each Fund

     __________________________________________________________________________

        As shown by this table, there are no transaction charges when you buy or sell Fund shares.



      Sales Charge Imposed on Purchases                              NONE
      Sales Charge Imposed on Reinvested Dividends                   NONE
      Deferred Sales Charges                                         NONE
      Redemption Fees                                                NONE
      Exchange Fees                                                  NONE



               Annual Fund Operating Daily Expenses
               (as a percentage of average daily net assets)

     __________________________________________________________________________

          The following table shows annual Total Operating Expenses for each Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the Operating Expenses of its corresponding Portfolio. These expenses are borne indirectly by Fund shareholders. Each Fund pays N&B Management an administration fee, based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee, based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. Therefore, the table combines management and administration fees. The Funds and
     Portfolios also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Funds' expenses are factored into their share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.


      Neuberger&Berman                           Management and          12b-1   Other Expenses     Total Operating
      Equity Trust                            Administration Fees*        Fees                         Expenses*
      FOCUS TRUST                                                         None

      GENESIS TRUST                                                       None

      GUARDIAN TRUST                                                      None

      MANHATTAN TRUST                                                     None

      PARTNERS TRUST                                                      None



     *(Reflects N&B Management's expense reimbursement undertaking described below)
     #(Reflects N&B Management's waiver of certain management fees described below)


          Total Operating Expenses for each Fund are annualized projections based upon current administration fees for the Fund and management fees for its corresponding Portfolio and the current expense reimbursement undertaking (and, in the case of Neuberger&Berman Genesis Trust, the current fee waiver). "Other Expenses" are based on each Fund's and Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by its corresponding Portfolio. The trustees of the Trust also believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolios may differ from those of the Funds.


          Five mutual funds that are series of Neuberger&Berman Equity Funds ("N&B Equity Funds") and are administered by N&B Management, each of which has a name similar to a Fund and the same investment objective, policies, and limitations as that Fund ("Sister Fund"), also invest in the five corresponding Portfolios. The previous table reflects N&B Management's voluntary undertaking to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses so that each Fund's expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Fund's average daily net assets. A Fund's per annum "expense ratio" is the sum of the Fund's Total Operating Expenses and its pro rata share of its corresponding Portfolio's Total Operating Expenses, divided by that Fund's average daily net assets for the year. Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice. The expense ratios of the Sister Funds of Neuberger&Berman Focus Trust, Neuberger&Berman Genesis Trust, Neuberger&Berman Guardian Trust, Neuberger&Berman Manhattan Trust and Neuberger&Berman Partners Trust are anticipated to be, respectively, ____%, ____%, ____%, ____%, and ____% per annum of such Sister Fund's average daily net assets. Based on those expectations, the expense ratios for Neuberger&Berman Focus Trust,
     Neuberger&Berman Genesis Trust, Neuberger&Berman Guardian Trust, Neuberger&Berman Manhattan Trust and Neuberger&Berman Partners Trust are not anticipated to exceed ____%, ____%, ____%, ____%, and ____% per annum, respectively. The above ratios reflect N&B Management's voluntary agreement to waive a portion of the management fee borne directly by Neuberger&Berman Genesis Portfolio and indirectly by Neuberger&Berman
     Genesis Trust to reduce that fee by 0.10% per annum of the average daily net assets of Neuberger&Berman Genesis Portfolio. Absent the reimbursement and fee waiver, Management and Administration Fees would be ____%, ____%, ____%, ____%, and ____% per annum, and Other Expenses would be ____%, ____%, ____%, ____%, and ____% per annum, of the average daily net assets of Neuberger&Berman Focus Trust, Neuberger&Berman Genesis Trust, Neuberger&Berman Guardian Trust, Neuberger&Berman Manhattan Trust, and Neuberger&Berman Partners Trust, respectively; Total Operating Expenses would be ____%, ____%, ____%, ____%, and ____% per annum of the
     average    daily   net    assets   of    Neuberger&Berman    Focus   Trust,
     Neuberger&Berman   Genesis   Trust,     Neuberger&Berman   Guardian  Trust,
     Neuberger&Berman Manhattan Trust, and Neuberger&Berman Partners Trust, respectively (or slightly higher if permitted by state securities authorities).


               Example

     __________________________________________________________________________

          To illustrate the effect of Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:



      Neuberger&Berman
      Equity Trust                                         1 year      3 years       5 years     10 years
      FOCUS TRUST


                                                                                                                                 10







      GENESIS TRUST

      GUARDIAN TRUST

      MANHATTAN TRUST

      PARTNERS TRUST



              The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. THE INFORMATION IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

     FINANCIAL HIGHLIGHTS


                      Selected Per Share Data and Ratios

     __________________________________________________________________________


              The financial information in the following tables is for each Fund as of August 31, 1996 and prior periods. This information has been audited by the Funds' respective independent auditors/accountants. You may obtain, at no cost, further information about the performance of the Funds in their annual report to shareholders. The annual report contains the auditors'/accountants' reports. Please call 800-877-9700 for a free copy and for up-to-date information. Also, see "Performance Information."

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

                      Focus Trust(1)
     __________________________________________________________________________

              The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                    Year Ended                    Period from
                                                                    August 31,                 August 30, 1993(2)
                                                          1996         1995         1994       to August 31, 1993
      Net Asset Value, Beginning of Year
                                                                        $11.36       $10.03                  $10.00
      Income from Investment Operations

          Net Investment Income
                                                                           .05          .05                      --
          Net Gains or Losses on Securities
            both realized and unrealized)
                                                                          3.05         1.31                     .03
            Total from Investment Operations
                                                                          3.10         1.36                     .03

      Less Distributions

          Dividends (from net investment
            income)
                                                                         (.05)        (.02)                      --
          Distributions (from capital gains)
                                                                             -        (.01)                      --

      Total Distributions
                                                                         (.05)        (.03)                      --
      Net Asset Value, End of Year
                                                                        $14.41       $11.36                  $10.03

      Total Return#
                                                                       +27.44%      +13.58%               +0.30%(3)
      Ratios/Supplemental Data

          Net Assets, End of Year (in millions)
                                                                         $14.5         $1.6                      --


                                                                                                                                 13






          Ratio of Expenses to Average
            Net Assets(4)
                                                                          .96%         .85%                  .92(5)
          Ratio of Net Income to Average

            Net Assets(4)
                                                                          .67%         .92%                 .05%(5)

     See Notes to Financial Highlights

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

                      Genesis Trust
     __________________________________________________________________________

              The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                    Year Ended                    Period from
                                                                    August 31,                August 30, 1993(2)
                                                           1996       1995         1994       to August 31, 1993
      Net Asset Value, Beginning of Year
                                                                        $10.59      $10.05                   $10.00
      Income from Investment Operations

           Net Investment Income
                                                                         (.01)       (.01)                       --
           Net Gains or Losses on Securities
             (both realized and unrealized)
                                                                          2.08         .56                      .05
      Total from Investment Operations
                                                                          2.07         .55                      .05

      Less Distributions

          Distributions (from capital gains)
                                                                         (.01)       (.01)                       --
      Net Asset Value, End of Year
                                                                        $12.65      $10.59                   $10.05

      Total Return#
                                                                       +19.51%      +5.47%                +0.50%(3)
      Ratios/Supplemental Data

          Net Assets, End of Year (in millions)
                                                                         $30.6        $3.1                       --
          Ratio of Expenses to Average
            Net Assets(4)
                                                                         1.42%       1.36%                 1.51%(5)
          Ratio of Net Income to Average
            Net Assets(4)
                                                                        (.24%)      (.21%)                (.44%)(5)


                                                                                                                                 15






     See Notes to Financial Highlights

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

                      Guardian Trust

     __________________________________________________________________________

              The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                Year Ended                      Period from
                                                                August 31,                   August 30, 1993(2)
                                                      1996        1995         1994          to August 31, 1993
      Net Asset Value, Beginning of Year
                                                                   $11.27        $10.27                      $10.00
      Income from Investment Operations

          Net Investment Income
                                                                      .13           .09                          --
          Net Gains or Losses on Securities
            (both realized and unrealized)
                                                                     2.55           .99                         .27
          Total from Investment Operations
                                                                     2.68          1.08                         .27

      Less Distributions

          Dividends (from net investment
            income)
                                                                    (.12)         (.07)                          --
          Distributions (from capital gains)
                                                                       --         (.01)                          --

           Total Distributions
                                                                    (.12)         (.08)                          --
      Net Asset Value, End of Year
                                                                   $13.83        $11.27                      $10.27

      Total Return#
                                                                  +24.01%       +10.57%                   +2.70%(3)
      Ratios/Supplemental Data




                                                                                                                                 17






          Net Assets, End of Year (in millions)
                                                                   $683.1         $75.8                          --
          Ratio of Expenses to Average
            Net Assets(4)
                                                                     .90%          .80%                     .81%(5)
          Ratio of Net Income to Average
            Net Assets(4)
                                                                    1.35%         1.50%                    1.00%(5)

     See Notes to Financial Highlights

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

                      Manhattan Trust
     __________________________________________________________________________

              The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                  Year Ended                     Period from
                                                                  August 31,                  August 30, 1993(2)
                                                        1996       1995         1994          to August 31, 1993
      Net Asset Value, Beginning of Year
                                                                    $10.37         $10.01                    $10.00
      Income from Investment Operations

          Net Investment Income
                                                                        --            .01                        --
          Net Gains or Losses on Securities
            (both realized and unrealized)
                                                                      2.67            .36                       .01
            Total from Investment Operations
                                                                      2.67            .37                       .01
      Less Distributions

          Dividends (from net investment
            income)
                                                                     (.01)          (.01)                        --
          Distributions (from capital gains)
                                                                     (.04)             --                        --

            Total Distributions
                                                                     (.05)          (.01)                        --
      Net Asset Value, End of Year
                                                                    $12.99         $10.37                    $10.01

      Total Return#

                                                                   +25.90%         +3.70%                 +0.10%(3)
      Ratios/Supplemental Data

          Net Assets, End of Year (in millions)
                                                                     $35.6          $12.1                        --


                                                                                                                                 19






          Ratio of Expenses to Average
            Net Assets(4)
                                                                     1.06%           .96%                  1.04%(5)
          Ratio of Net Income to Average
            Net Assets(4)
                                                                    (.03%)           .16%                  5.48%(5)

     See Notes to Financial Highlights

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

                      Partners Trust
     __________________________________________________________________________

              The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                 Year Ended                      Period from
                                                                 August 31,                  August 30, 1993(2)
                                                       1996       1995         1994          to August 31, 1993
      Net Asset Value, Beginning of Year
                                                                   $10.54         $10.01                     $10.00
      Income from Investment Operations

          Net Investment Income
                                                                      .05            .03                         --
          Net Gains or Losses on Securities
            (both realized and unrealized)
                                                                     2.19            .53                        .01
            Total from Investment Operations
                                                                     2.24            .56                        .01
      Less Distributions

          Dividends (from net investment
            income)
                                                                    (.02)          (.01)                         --
          Distributions (from capital gains)
                                                                    (.08)          (.02)                         --

            Total Distributions
                                                                    (.10)          (.03)                         --
      Net Asset Value, End of Year
                                                                   $12.68         $10.54                     $10.01

      Total Return#
                                                                  +21.52%         +5.61%                  +0.10%(3)
      Ratios/Supplemental Data

          Net Assets, End of Year (in millions)
                                                                    $61.3           $4.7                         --



                                                                                                                                 21






          Ratio of Expenses to Average
            Net Assets(4)
                                                                     .92%           .81%                    .84%(5)
          Ratio of Net Income to Average
            Net Assets(4)
                                                                     .81%           .47%                   2.65%(5)


      See Notes to Financial Highlights

     NOTES TO FINANCIAL HIGHLIGHTS

     1) Prior to January 1, 1995, the name of Neuberger&Berman Focus Trust was Neuberger&Berman Selected Sectors Trust.
     2)       The date investment operations commenced.
     3)       Not annualized.
     4) After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                                                          Period from
      Neuberger&Berman                             Year Ended August 31,                August 30, 1993
      FOCUS TRUST                              1996       1995         1994            to August 31, 1993
      Expenses                                          2.50%      2.50%                     2.50%

      Net Investment Loss                                (.87%)       (.73%)                (1.53%)


                                                                                      Period from
      Neuberger&Berman                              Year Ended August 31,           August 30, 1993
      GUARDIAN TRUST                          1996         1995        1994        to August 31, 1993

      Expenses                                             .96%        1.52%             2.50%

      Net Investment Loss                                  1.29%       .78%              (.69%)


                                                                                        Period from
      Neuberger&Berman                              Year Ended August 31,             August 30, 1993
      MANHATTAN TRUST                         1996         1995         1994        to August 31, 1993

      Expenses                                             1.46%       2.50%               2.50%

      Net Investment Loss                                 (.43%)      (1.38%)              4.02%


                                                                                           Period from
      Neuberger&Berman                               Year Ended August 31,               August 30, 1993
      PARTNERS TRUST                           1996         1995        1994            to August 31, 1993

      Expenses                                              1.24%       2.50%                 2.50%


      Net Investment Loss                                   .49%       (1.22%)                 .99%



              After reimbursement of expenses by N&B Management and the waiver of a portion of the management fee of Neuberger&Berman Genesis Portfolio. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:


                                                                                       Period from
      Neuberger&Berman                          Year Ended August 31,                August 30, 1993
      GENESIS TRUST                       1996           1995         1994          to August 31, 1993
      Expenses                                       1.78%         2.50%                  2.50%

      Net Investment Loss                            (.60%)        (1.35%)               (1.43%)


     5)       Annualized.

     6) Because each Fund invests only in its corresponding Portfolio and that Portfolio (rather than the Fund) engages in securities transactions, no Fund calculates a portfolio turnover rate or pays any brokerage commissions. The portfolio turnover rates for each Portfolio were as follows:


                                                                                          Period from
                                                         Year Ended August 31,           August 2, 1993
                                                     1996         1995      1994       to August 31, 1993
      Neuberger&Berman Focus Portfolio                            36%        52%               4%

      Neuberger&Berman Genesis Portfolio                          37%        63%               3%

      Neuberger&Berman Guardian Portfolio                         26%        24%               3%

      Neuberger&Berman Manhattan Portfolio                        44%        50%               3%

      Neuberger&Berman Partners Portfolio                         98%        75%               8%


              The average commission rates paid by each Portfolio were as follows:

                                                Year Ended August 31, 1996

      Neuberger&Berman Focus Portfolio

      Neuberger&Berman Genesis Portfolio

      Neuberger&Berman Guardian Portfolio

      Neuberger&Berman Manhattan Portfolio

      Neuberger&Berman Partners Portfolio


     # Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses and, for Neuberger&Berman Genesis Trust, waived a portion of the corresponding Portfolio's management fee.

     INVESTMENT PROGRAMS

              The investment policies and limitations of each Fund and its corresponding Portfolio are identical. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 38.

              Investment policies and limitations of the Funds and Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAI. While a non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval, the Funds intend to notify shareholders before making any material change to such policies or limitations. Fundamental policies may not be changed without shareholder approval.

              The investment objectives of the Funds and Portfolios are not fundamental. The Funds have undertaken to a state securities commission not to change their investment objective without 30 days' prior notice to shareholders. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.

              Additional  investment  techniques,   features,  and   limitations
     concerning the Portfolios' investment programs are described in the SAI.


                      Neuberger&Berman Focus Portfolio
     __________________________________________________________________________

              The investment objective of Neuberger&Berman Focus Portfolio and Neuberger&Berman Focus Trust is to seek long-term capital appreciation.

              Neuberger&Berman Focus Portfolio invests principally in common stocks selected from the following 13 multi-industry sectors of the economy:

      . Autos & Housing              . Health Care            . Technology
      . Consumer Goods & Services    . Heavy Industry         . Transportation
      . Defense & Aerospace          . Machinery & Equipment  .  Utilities
      . Energy                       . Media & Entertainment
      . Financial Services           . Retailing

              To maximize potential return, the Portfolio normally makes at least 90% of its investments in not more than six sectors it identifies as undervalued. Where a particular industry may fall within more than one sector, N&B Management uses its judgment and experience to determine the placement of that industry within a sector. The Portfolio uses the value-oriented investment approach to identify stocks believed to be undervalued, including stocks that are temporarily out of favor in the market. The Portfolio then focuses its investments in the sectors in which the undervalued stocks are clustered. These sectors are believed to offer the greatest potential for capital growth. This investment approach is different from that of most other mutual funds that emphasize sector investment. Those funds either invest in only a single economic sector or choose a number of sectors by analyzing general economic trends. Further information on the Portfolio's securities holdings and their allocation by sector as of the end of the Fund's most recent fiscal year is included in the Fund's annual report to shareholders, which is available at no cost upon request. The sectors are more fully described in the SAI.

              The Portfolio may be affected more by any single economic, political, or regulatory development than a more diversified mutual fund. The risk of decline in the Portfolio's asset value due to an adverse development may be partially offset by the value-oriented investment approach. To further reduce this risk, the Portfolio may not (1) invest more than 50% of its total assets in any one sector, (2) as a fundamental policy, concentrate 25% or more of its total assets in the securities of companies having their principal business activities in any one industry, or (3) invest more than 5% of its total assets in the securities of any one company.


                      Neuberger&Berman Genesis Portfolio
     __________________________________________________________________________

              The investment objective of Neuberger&Berman Genesis Portfolio and Neuberger&Berman Genesis Trust is to seek capital appreciation.

              Neuberger&Berman Genesis Portfolio invests primarily in common stocks of companies with small market capitalizations ("small-cap companies"). Market capitalization means the total market value of a company's outstanding common stock. The Portfolio regards companies with market capitalizations of up to $1.5 billion at the time of the Portfolio's investment as small-cap companies. Companies whose market capitalizations exceed $1.5 billion after purchase continue to be considered small-cap companies for purposes of the Portfolio's investment policies. There is no necessary correlation between market capitalization and the financial attributes--such as levels of assets, revenues, or income--commonly used to measure the size of a company.

              Studies indicate that the market values of small-cap company stocks, such as those included in the Russell 2000 Index and the Wilshire 1750 or quoted on Nasdaq, have a cyclical relationship with larger capitalization stocks. Over the last 30 years, small-cap company stocks have outperformed larger capitalization stocks about two-thirds of the time, even though small-cap stocks have usually declined more than larger capitalization stocks in declining markets. There can be no assurance that this pattern will continue.

              Small-cap company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations. Most small-cap company stocks pay low or no dividends, and the Portfolio seeks long-term appreciation, rather than income. Small-cap company stocks also have higher risk and volatility, because most are not as broadly traded as stocks of companies with larger capitalizations and their prices thus may fluctuate more widely and abruptly. Small-cap company securities are also less researched and often overlooked and undervalued in the market.

              The Portfolio tries to enhance the potential for appreciation and limit the risk of decline in the value of its securities by employing the value-oriented investment approach. The Portfolio seeks securities that appear to be underpriced and are issued by companies with proven management, sound finances, and strong potential for market growth. To reduce risk, the Portfolio diversifies its holdings among many companies and industries. The Portfolio focuses on the fundamentals of each small-cap company, instead of trying to anticipate what changes might occur in the stock market, the economy, or the political environment. This approach differs from that used by many other funds investing in small-cap company stocks, which often buy stocks of companies they believe will have above-average earnings growth, based on anticipated future developments. In contrast, the Portfolio's securities are generally selected in the belief that they are currently undervalued, based on existing conditions.

                      Neuberger&Berman Guardian Portfolio
     __________________________________________________________________________

              The investment objective of Neuberger&Berman Guardian Portfolio and Neuberger&Berman Guardian Trust is to seek capital appreciation and, secondarily, current income.

              Neuberger&Berman Guardian Portfolio invests primarily in common stocks of long-established, high-quality companies. The Portfolio uses the value-oriented investment approach in selecting securities. Thus, N&B Management looks for such factors as low price-to-earnings ratios, strong balance sheets, solid managements, and consistent earnings. The Portfolio diversifies its holdings among many different companies and industries.

              Neuberger&Berman Guardian Trust, its Sister Fund and the Sister Fund's predecessor have paid their shareholders an income dividend every quarter and a capital gain distribution every year since the predecessor's inception in 1950. Of course, this past record does not necessarily predict the Fund's future practices.


                      Neuberger&Berman Manhattan Portfolio
     __________________________________________________________________________

              The investment objective of Neuberger&Berman Manhattan Portfolio and Neuberger&Berman Manhattan Trust is to seek capital appreciation without regard to income.

              Neuberger&Berman Manhattan Portfolio generally invests in securities of small-, medium- and large-capitalization companies believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental.


              The Portfolio's growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Small-cap company stocks are subject to the risks described with respect to the investment program of Neuberger&Berman Genesis Portfolio. Moreover, the Portfolio does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective. The Portfolio uses a "growth at a reasonable price" investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Portfolio may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than other Portfolios. In addition, the Portfolio focuses on companies with strong balance sheets and reasonable valuations relative to their growth rates. It also diversifies its investments into many companies and industries.

                      Neuberger&Berman Partners Portfolio

     __________________________________________________________________________

              The investment objective of Neuberger&Berman Partners Portfolio and Neuberger&Berman Partners Trust is to seek capital growth.


              Neuberger&Berman Partners Portfolio invests principally in common stocks of medium- to large-capitalization established companies, using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.

              The   Portfolio  considers   additional  factors   when  selecting
     securities, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.


                      Short-Term Trading; Portfolio Turnover
     __________________________________________________________________________

              Although none of the Portfolios purchases securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. The portfolio turnover rates of each Portfolio for 1996 and earlier years are set forth under "Notes to Financial Highlights." It is anticipated that the annual turnover rate of Neuberger&Berman Manhattan Portfolio and of Neuberger&Berman Partners Portfolio in some fiscal years may exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio) and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions, and Taxes" on page 31 and the SAI.

                      Borrowings
     __________________________________________________________________________

              Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). None of the Portfolios expects to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, none of the Portfolios may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.



                      Other Investments
     __________________________________________________________________________

              For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

     PERFORMANCE INFORMATION

              The performance of the Funds is commonly measured as total return. Total return is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividend income, other distributions, and variations in share prices from the beginning to the end of a period.

              An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


              The  Funds commenced operations  in August  1993, and  their first fiscal year ended August 31, 1993. The following table shows the average annual total returns for the period ended August 31, 1996, of a 1-year, 5-year, and 10-year investment in each Fund since its inception and, for periods prior to each Fund's inception, each Sister Fund and its predecessor. The table also shows a comparison with the S&P 500 Index for each Fund (except Neuberger&Berman Genesis Trust, which is compared with the Russell 2000 Index) and its respective Sister Fund and Sister Fund's predecessor. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of overall stock market activity. The Russell 2000 is an unmanaged index of the securities of the 2,000 issuers having the smallest capitalization in the Russell 3000 Index, representing about 7% of the Russell 3000's total market capitalization. Please note that indices do not take into account any fees and expenses of investing in the individual securities they track, and that individuals cannot invest directly in any index. Further information regarding the Funds' performance is presented in their annual report to shareholders, which is available without charge by calling 800-877-9700.


                                                   AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                                                            ENDED AUGUST 31, 1996
                  Neuberger&Berman                                                                  Since       Inception
                  Equity Trust                               1 Year     5 Years     10 Years      Inception        Date
                  FOCUS TRUST                                                                                     10/19/55

                  GUARDIAN TRUST                                                                                    6/1/50

                  MANHATTAN TRUST                                                                                   3/1/79#



                                                                                                                                 32






                  PARTNERS TRUST                                                                                   1/20/75#

                  S&P 500                                                                                          N/A

                  GENESIS TRUST                                                                                    9/27/88

                  RUSSELL 2000                                                                                     N/A



     #The  dates   when  N&B  Management   became  investment  adviser  to   the
     predecessors of the Sister Funds.


              Prior to November 1991, the investment policies of the predecessor of Neuberger&Berman Focus Trust's Sister Fund required that a substantial percentage of its assets be invested in the energy field; accordingly, performance results prior to that time do not necessarily reflect the level of performance that might have been achieved had the Fund's current policies been in effect during that period. Had N&B Management not waived certain fees and reimbursed certain expenses since August 1993, the total returns of the Funds would have been lower. The total returns for periods prior to the Funds' inception would have been lower had they reflected the higher fees of the Funds as compared to those of the Sister Funds and their predecessors.

              The Funds commenced operations in August 1993. The following table lets you take a closer look at how each Fund and the respective Sister Fund and its predecessor performed year by year, in terms of an annual per share total return for each calendar year (ending December 31). Please note that the previous chart reflects information for periods ended on the Funds' last fiscal year-end (that is, as of August 31, 1996).



                                              TOTAL RETURN FOR CALENDAR YEARS ENDED DECEMBER 31

      Neuberger&Berman
       Equity Trust          1986        1987        1988        1989       1990      1991       1992       1993      1994    1995
      FOCUS TRUST             +10.1%       +0.6%      +16.5%      +29.8%     -5.9%     +24.7%    +21.1%     +19.6%      +0.9%

      GUARDIAN TRUST           +11.9        -1.0       +28.0       +21.5      -4.7      +34.3     +19.0      +13.5       +1.5

      MANHATTAN TRUST          +16.8        +0.4       +18.3       +29.1      -8.1      +30.9     +17.8      +10.0       -3.4

      PARTNERS TRUST           +17.3        +4.3       +15.5       +22.8      -5.1      +22.4     +17.5      +15.5       -1.0



                                                                                                                                 33






      S&P 500                  +18.6        +5.2       +16.5       +31.6      -3.1      +30.3      +7.6      +10.0       +1.4

      GENESIS TRUST              N/A         N/A         N/A       +17.3     -16.2      +41.6     +15.6      +14.4       -1.7

      RUSSELL 2000               N/A         N/A         N/A       +16.3     -19.5      +46.0     +18.4      +18.9       -1.8



          TOTAL  RETURN   INFORMATION.  You   can  obtain  current   performance
     information about each Fund by calling N&B Management at 800-877-9700.

     SPECIAL INFORMATION REGARDING ORGANIZATION,
    CAPITALIZATION, AND OTHER MATTERS

                      The Funds
     __________________________________________________________________________

              Each Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has six separate series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

              DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

              SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

              CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of the Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

                      The Portfolios
     __________________________________________________________________________

              Each Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

              FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; its corresponding Fund thus acquires an indirect interest in those securities. Historically, N&B Management, which is the administrator of each Fund and the investment manager of each Portfolio, has sponsored, with Neuberger&Berman, traditionally structured funds since 1950. However, it has operated 11 master funds and 18 feeder funds since August 1993 and now operates 20 master funds and 32 feeder funds. This "master/feeder fund" structure is depicted in the "Summary" on page 3.


              Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. The five Sister Funds that are series of N&B Equity Funds invest all of their respective net investable assets in the five Portfolios described herein. Four mutual funds that are series of Neuberger&Berman Equity Assets ("N&B Equity Assets") invest all of their respective net investable assets in four Portfolios of Equity Managers Trust. The shares of each series of N&B Equity Funds (but not of N&B Equity Assets) are available for purchase by members of the general public. Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. The Trust does not sell its shares directly to members of the general public. Other investors in a Portfolio (including the series of N&B Equity Funds and N&B Equity Assets) are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Equity Funds and N&B Equity Assets) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in a Portfolio in the future will be available from N&B Management by calling 800-877-9700.

              The trustees of the Trust believe that investment in a Portfolio by a series of N&B Equity Funds or N&B Equity Assets or other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

              Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees would consider what action might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

              INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.




              CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

     SHAREHOLDER SERVICES

                      How to Buy Shares
     __________________________________________________________________________

              You can  buy and own Fund  shares only through an  account with an
     Institution which provides accounting, recordkeeping, and other services to investors and which has an administrative services agreement with N&B Management. N&B Management and the Funds do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.

              Each Institution will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments for shares of each Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution to buy shares.

              Other Information:

              . An Institution must pay for shares it purchases in U.S. dollars. Each Fund has the right to suspend the offering of its shares for a period of time.

              . Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using an exchange of shares. See "Shareholder Services--Exchanging Shares."

              .       The Funds will not issue a certificate for your shares.



                      How to Sell Shares
     __________________________________________________________________________

              You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution to sell shares.

              Each Fund has reserved the right, if conditions exist which make cash payments undesirable, to honor any request for a redemption by making payments in securities valued in the same way as they would be valued for purposes of computing that Fund's net asset value per share. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold.

              Other Information:

              . Redemption proceeds will be paid to Institutions as agreed with each Fund, but in any case within three business days (under unusual circumstances a Fund may take longer, as permitted by law).


              . Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

                      Exchanging Shares
     __________________________________________________________________________

              Through  an  account  with  an Institution,  you  may  be able  to exchange shares of a Fund for shares of another Neuberger&Berman Fund.(REGISTERED) Each Institution will establish its own exchange policy and procedures for its accounts. Shares are exchanged at the next price calculated on a day the NYSE is open, after an exchange order is received and accepted by an Institution.

              . Shares can be exchanged only between accounts registered in the same name, address, and taxpayer ID number of the Institution.

              . An exchange can be made only into a fund whose shares are eligible for sale in the state where the Institution is located.

              .       An exchange may have tax consequences.

              .       Each  Fund  may  refuse  any  exchange   orders  from  any
                      Institution if for any reason they are not deemed to be in the best interests of the Fund and its shareholders.

              . Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.

     SHARE PRICES AND NET ASSET VALUE



              Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

              Each Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices. The Portfolios value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

     DIVIDENDS, OTHER DISTRIBUTIONS,
    AND TAXES


              Each Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio, normally in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. In addition, Neuberger&Berman Guardian Trust distributes substantially all of its share of Neuberger&Berman Guardian Portfolio's net investment income, if any, at the end of each calendar quarter.


                      Distribution Options
     __________________________________________________________________________

              REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless an Institution elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.

              DISTRIBUTIONS IN  CASH.    An  Institution may  elect  to  receive
     dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.


                      Taxes
     __________________________________________________________________________

              Each Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

              An investment has certain tax consequences, depending on the type of account in which you invest. If you have an account under a qualified retirement plan or an individual retirement account, taxes are deferred.

              TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes.
     Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. Investors who buy
     Fund shares just before a Fund deducts a dividend or other distribution from its NAV will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.

              For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares. Every January, each Fund will send each Institution that is a shareholder therein a statement showing the amount of distributions paid in the previous year.

              TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds,(REGISTERED) are subject to tax. A capital gain or loss is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold.

              When an Institution sells shares, it will receive a confirmation statement showing the number of shares sold and the price. Every January, Institutions will also receive a consolidated transaction statement for the previous year.

              Each  Institution annually  will  send investors  in  its accounts
     statements  showing   distribution  and  transaction  information  for  the
     previous year.

              The foregoing is only a summary of some of the important tax considerations affecting each Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

     MANAGEMENT AND ADMINISTRATION


                      Trustees and Officers
     __________________________________________________________________________

              The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or partners of Neuberger&Berman serve without compensation from the Funds or the Portfolios. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of any Fund, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.


                      Investment Manager, Administrator,
                Distributor, and Sub-Adviser
     __________________________________________________________________________

              N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the five Portfolios, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management, also serves as investment adviser of three other investment companies. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $____ billion as of September 30, 1996.


              As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolios' principal broker in the purchase and sale of their securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $____ billion of assets as of September 30, 1996. All of the voting stock of N&B Management is owned by individuals who are general partners of Neuberger&Berman.

              The following is information about the individuals who are primarily responsible for day-to-day management of the Portfolios:

              Neuberger&Berman  Focus  Portfolio  and  Neuberger&Berman Guardian
     Portfolio--Kent C.  Simons,    Lawrence  Marx  III,  and  Kevin  L.  Risen.

     Mr. Simons and Mr. Marx are Vice Presidents of N&B Management and general partners of Neuberger&Berman. Mr. Simons has had responsibility for Neuberger&Berman Focus Portfolio and Neuberger&Berman Focus Trust's Sister Fund's predecessor since 1988 and for Neuberger&Berman Guardian Portfolio and Neuberger&Berman Guardian Trust's Sister Fund's predecessor since 1983. Mr. Marx has had those responsibilities since 1988 and Mr. Risen has had those responsibilities since 1996. Mr. Risen has been an Assistant Vice President of N&B Management since May 1996 and has been a portfolio manager for Neuberger&Berman since 1995. He was previously a research analyst at Neuberger&Berman from 1992 to 1995; from 1990 to 1992, he was a research analyst at another prominent financial services firm.


              Neuberger&Berman Genesis Portfolio--Judith M. Vale.  Ms. Vale, who
     has been a member of the Small Cap Group of Neuberger&Berman since 1992, a Vice President of N&B Management since November 1994, and a general partner of Neuberger&Berman since July 1996, has been primarily responsible for the day-to-day management of the Neuberger&Berman Genesis Portfolio since February 1994. Ms. Vale was a portfolio manager for another investment management group from 1990 to 1992.

              Neuberger&Berman Manhattan Portfolio--Mark R. Goldstein and Susan Switzer. Mr. Goldstein is a Vice President of N&B Management and a general partner of Neuberger&Berman. Previously he was a securities analyst and portfolio manager with that firm. He has had responsibility for Neuberger&Berman Manhattan Portfolio and Neuberger&Berman Manhattan Trust's Sister Fund's predecessor since June 1992. Ms. Switzer has been an Assistant Vice President of N&B Management since March 1995 and a portfolio manager of Neuberger&Berman since January 1995. Ms. Switzer was a research analyst and assistant portfolio manager for another money management firm from 1989 to 1994.

              Neuberger&Berman Partners Portfolio--Michael M. Kassen  and Robert
     I. Gendelman. Mr. Kassen is a Vice President of N&B Management and a general partner of Neuberger&Berman. He has had responsibility for Neuberger&Berman Partners Portfolio and Neuberger&Berman Partners Trust's Sister Fund's predecessor since June 1990. Mr. Kassen was an employee of N&B Management from 1990 to December 1992. Mr. Gendelman is a senior portfolio manager for Neuberger&Berman and an Assistant Vice President of N&B Management. Mr. Gendelman has had responsibility for Neuberger&Berman Partners Portfolio since October 1994. He was a portfolio manager for another fund manager from 1992 to 1993 and was managing partner of an investment partnership from 1988 to 1992.

              Neuberger&Berman acts  as the principal broker  for the Portfolios in  the  purchase and  sale  of portfolio  securities  and in  the  sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, each Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.

              The partners and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested
     over   $100    million   of   their    own   money   in    Neuberger&Berman
     Funds.(REGISTERED)

              To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into possession of information on portfolio transactions.


                      Expenses
     __________________________________________________________________________

              N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to each Fund that include furnishing similar facilities and personnel for the Fund and performing accounting, recordkeeping, and other services for Institutions and their accounts. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.40% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to third parties, including Institutions, some of its responsibilities to that Fund under the administration services agreement and may compensate third parties that provide such services. For investment management services, each Portfolio (except Neuberger&Berman Genesis Portfolio) pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. Neuberger&Berman Genesis Portfolio pays N&B Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of that Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of average daily net assets in excess of $1 billion.

              During their 1996 fiscal years, each Fund accrued administration fees, and a pro rata portion of the corresponding Portfolio's management fees, as a percentage of each Fund's average daily net assets, as follows:


      Neuberger&Berman Focus Trust
      Neuberger&Berman Genesis Trust
      Neuberger&Berman Guardian Trust
      Neuberger&Berman Manhattan Trust
      Neuberger&Berman Partners Trust


              See "Expense Information--Annual Fund Operating Expenses" for anticipated fees for the current fiscal year.

              Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio.
     These expenses include, but are not limited to, for the Funds and Portfolios, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Funds, transfer agent fees, and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolios, custodial fees for securities.

              During their 1996 fiscal years, each Fund bore total operating expenses as a percentage of its average daily net assets (after taking into consideration N&B Management's expense reimbursement for each Fund and N&B Management's waiver of a portion of the management fee borne indirectly by Neuberger&Berman Genesis Trust), as follows:


      Neuberger&Berman Focus Trust
      Neuberger&Berman Genesis Trust
      Neuberger&Berman Guardian Trust
      Neuberger&Berman Manhattan Trust
      Neuberger&Berman Partners Trust


              N&B Management  has voluntarily undertaken to  reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses so that each Fund's expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Fund's average daily net assets. A Fund's per annum "expense ratio" is the sum of the Fund's Total Operating Expenses and its pro rata share of its corresponding Portfolio's Total Operating Expenses, divided by that Fund's average daily net assets for the year. N&B Management may terminate this undertaking to any Fund by giving at least 60 days' prior written notice to the Fund. The expense ratios of the Sister Funds of Neuberger&Berman Focus Trust, Neuberger&Berman Genesis Trust, Neuberger&Berman Guardian Trust, Neuberger&Berman Manhattan Trust and Neuberger&Berman Partners Trust are anticipated to be, respectively, ____%, ____%, ____%, ____%, and ____% per annum of such Sister Fund's average daily net assets. Based on those expectations, the expense ratios for Neuberger&Berman Focus Trust, Neuberger&Berman Genesis Trust, Neuberger&Berman Guardian Trust, Neuberger&Berman Manhattan Trust and
     Neuberger&Berman Partners Trust are not anticipated to exceed ____%, ____%, ____%, ____%, and ____% per annum, respectively. The above ratios reflect N&B Management's voluntary agreement to waive a portion of the management fee borne directly by Neuberger&Berman Genesis Portfolio and indirectly by Neuberger&Berman Genesis Trust to reduce that fee by 0.10% per annum of the average daily net assets of Neuberger&Berman Genesis Portfolio. The effect of reimbursement or a waiver by N&B Management is to reduce a Fund's expenses and thereby increase its total return.

                      Transfer Agent
     __________________________________________________________________________

              The Funds' transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be addressed to the Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

     DESCRIPTION OF INVESTMENTS

              In addition to common stocks and other securities referred to in "Investment Programs" herein, each Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolios may make, see the SAI.

              ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets (5% in the case of Neuberger&Berman Genesis Portfolio) in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolios' securities, under general supervision of the trustees of Managers Trust.


              RESTRICTED SECURITIES AND RULE 144A SECURITIES. Each Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the U.S. Restricted securities are generally considered illiquid. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.


              FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the U.S., including
     non-U.S. governments, their agencies, and instrumentalities. Each Portfolio may invest up to 10% of the value of its total assets in foreign securities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including American Depositary Receipts ("ADRs"). Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political and economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid and more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities that are not denominated in U.S. dollars (including those made through ADRs) may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.

              COVERED CALL OPTIONS. Each Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price; the seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for the option.

              The primary risks in using call options are (1) possible lack of a liquid secondary market for options and the resulting inability to close out options when desired; (2) the fact that use of options is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of a Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, by offsetting favorable price movements in underlying investments; and
     (4) the possible inability of a Portfolio to sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these instruments. Options are considered "derivatives."

              SHORT SALES AGAINST-THE-BOX. Each Portfolio may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. Short selling against-the-box may defer recognition of gains or losses to a later tax period.

              REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. Each Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

              OTHER INVESTMENTS. Although each Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.

              U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Federal National Mortgage Association,
     Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.


              "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). The value of fixed income securities in which a Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Portfolio's fixed income investments is likely to rise.


              Neuberger&Berman Partners Portfolio may invest up to 15% of its net assets in debt securities rated below investment grade and Comparable Unrated Securities. Such securities, as well as those rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities, may be considered predominantly speculative, although, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Neuberger&Berman Partners Portfolio will invest in such securities only when N&B Management concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in the Appendix to the SAI.

     USE OF JOINT PROSPECTUS AND STATEMENT
    OF ADDITIONAL INFORMATION

              Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAI, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAI.

     OTHER INFORMATION


     DIRECTORY

     Investment Manager, Administrator,
     and Distributor
     Neuberger&Berman Management Incorporated
     605 Third Avenue 2nd Floor
     New York, NY  10158-0180

     Sub-Adviser
     Neuberger&Berman, LLC
     605 Third Avenue
     New York, NY  10158-3698

     Custodian and Transfer Agent
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA  02110

     Address correspondence to:
     Neuberger&Berman Funds
     Institutional Services
     605 Third Avenue
     2nd Floor
     New York, NY 10158-0180
     800-877-9700

     Legal Counsel
     Kirkpatrick & Lockhart LLP
     1800 Massachusetts Avenue, N.W., 2nd Floor
     Washington, DC  20036-1800

     FUNDS ELIGIBLE FOR EXCHANGE

     Equity Trust
     Neuberger&Berman Focus Trust
     Neuberger&Berman Genesis Trust
     Neuberger&Berman Guardian
       Trust
     Neuberger&Berman Manhattan
       Trust
     Neuberger&Berman Partners Trust


     Income Trust
     Neuberger&Berman Ultra Short
       Bond Trust
     Neuberger&Berman Limited
       Maturity Bond Trust





     Neuberger&Berman, Neuberger&Berman Management Inc., and the above named Funds are service marks of Neuberger&Berman Management Inc.

     (COPYRIGHT) 1996 Neuberger&Berman Management Inc.

     _________________________________________________________________

                   NEUBERGER & BERMAN EQUITY TRUST AND PORTFOLIOS

                         STATEMENT OF ADDITIONAL INFORMATION

                                DATED DECEMBER 6, 1996

              Neuberger & Berman       Neuberger & Berman
              Manhattan Trust          Genesis Trust
              (and Neuberger & Berman  (and Neuberger & Berman
              Manhattan Portfolio)     Genesis Portfolio)

              Neuberger & Berman       Neuberger & Berman
              Focus Trust              Guardian Trust
              (and Neuberger & Berman  (and Neuberger & Berman
              Focus Portfolio)         Guardian Portfolio)

                                  Neuberger & Berman
                                    Partners Trust
                     (and Neuberger & Berman Partners Portfolio)

                                No-Load Mutual Funds
                 605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                                Toll-Free 800-877-9700

     _________________________________________________________________

                      Neuberger & Berman Manhattan Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Focus Trust, Neuberger & Berman Guardian Trust, and Neuberger & Berman Partners Trust (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated December 6, 1996. The above-named Funds invest all of their net investable assets in Neuberger & Berman Manhattan Portfolio, Neuberger & Berman Genesis Port-folio, Neuberger & Berman Focus Portfolio, Neuberger & Berman Guardian Portfolio, and Neuberger & Berman Partners Portfolio (each a "Portfolio"), respectively.

                      AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A BROKER-DEALER, PENSION PLAN ADMINISTRATOR, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").

                      The Funds' Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger & Berman Management Incorporated, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

                      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                  TABLE OF CONTENTS

                                                                            Page
                                                                            ----

     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . .     1
              Investment Policies and Limitations  . . . . . . . . . . . .     1
              Mark  R.  Goldstein,  Portfolio  Manager  of  Neuberger  &
                      Berman Manhattan Portfolio . . . . . . . . . . . . .     6
              Judith M.  Vale, Portfolio Manager  of Neuberger &  Berman
                      Genesis Portfolio  . . . . . . . . . . . . . . . . .     6
              Kent C.  Simons, Lawrence  Marx III,  and Kevin L.  Risen,
                      Portfolio Co-Managers of Neuberger & Berman Focus
                      and Neuberger & Berman Guardian Portfolios . . . . .     9
              Michael M. Kassen  and Robert I. Gendelman,  Portfolio Co-
                      Managers of Neuberger & Berman Partners Portfolio  .    10
              Additional Investment Information  . . . . . . . . . . . . .    11
              Neuberger  &  Berman  Focus  Portfolio  -  Description  of
                      Economic Sectors.  . . . . . . . . . . . . . . . . .    22

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    26
              Total Return Computations  . . . . . . . . . . . . . . . . .    26
              Comparative Information  . . . . . . . . . . . . . . . . . .    27
              Other Performance Information  . . . . . . . . . . . . . . .    29

     CERTAIN RISK CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . .    30

     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . .    30

     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES . . . . . . . . . .    36
              Investment Manager and Administrator . . . . . . . . . . . .    37
              Sub-Adviser  . . . . . . . . . . . . . . . . . . . . . . . .    39
              Investment Companies Managed . . . . . . . . . . . . . . . .    40
              Management and Control of N&B Management . . . . . . . . . .    44

     DISTRIBUTION ARRANGEMENTS . . . . . . . . . . . . . . . . . . . . . .    45

     ADDITIONAL EXCHANGE INFORMATION . . . . . . . . . . . . . . . . . . .    46

     ADDITIONAL REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . .    47

     DIVIDENDS AND OTHER DISTRIBUTIONS . . . . . . . . . . . . . . . . . .    47

     ADDITIONAL TAX INFORMATION  . . . . . . . . . . . . . . . . . . . . .    48
              Taxation of the Funds  . . . . . . . . . . . . . . . . . . .    48
              Taxation of the Portfolios . . . . . . . . . . . . . . . . .    49
              Taxation of the Funds' Shareholders  . . . . . . . . . . . .    52

     PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . .    52
              Portfolio Turnover . . . . . . . . . . . . . . . . . . . . .    59

     REPORTS TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . .    59

                                                                            Page






     ORGANIZATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    60

     CUSTODIAN AND TRANSFER AGENT  . . . . . . . . . . . . . . . . . . . .    60

     INDEPENDENT AUDITORS/ACCOUNTANTS  . . . . . . . . . . . . . . . . . .    60

     LEGAL COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . .    60

     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . .    60

     REGISTRATION STATEMENT  . . . . . . . . . . . . . . . . . . . . . . .    64

     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .    65

     Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    66
              RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER  . . . . . .    66

     Appendix B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    69
              PERFORMANCE DATA . . . . . . . . . . . . . . . . . . . . . .    69

     Appendix C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    70
              THE ART OF INVESTMENT:  A CONVERSATION WITH ROY NEUBERGER  .    70

                                INVESTMENT INFORMATION

                      Each  Fund is  a  separate series  of  Neuberger &  Berman
     Equity Trust ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Equity Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.") Prior to January 1, 1995, the names of Neuberger & Berman Focus Trust and Neuberger & Berman Focus Portfolio were Neuberger & Berman Selected Sectors Trust and Neuberger & Berman Selected Sectors Portfolio, respectively.

                      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval, each Fund intends to notify its shareholders before changing its investment objective or implementing any material change in any non-fundamental policy or limitation. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. This vote is required by the Investment Company Act of 1940 ("1940 Act") and is referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

     Investment Policies and Limitations
     -----------------------------------

                      Each  Fund   has  the  following  fundamental   investment
     policy, to enable it to invest in its corresponding Portfolio:

              Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substan-tially the same investment objective, policies, and limitations as the Fund.

                      All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

                      Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

                      The   Portfolios'  fundamental   investment  policies  and
     limitations are as follows:

                      1. Borrowing. No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and
     (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                      2. Commodities. No Portfolio may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

                      3. Diversification. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

                      4. Industry Concentration. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                      5.       Lending.   No Portfolio may lend  any security or
     make any other loan if, as a result, more  than 33-1/3% of its total assets

     (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

                      6. Real Estate. No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

                      7. Senior Securities. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

                      8. Underwriting. No Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

                      The following non-fundamental investment policies and limitations apply to all Portfolios:

                      1. Borrowing. No Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

                      2.       Lending.    Except  for  the   purchase  of  debt
     securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

                      3. Investments in Other Investment Companies. No Portfolio may purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                      4. Margin Transactions. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

                      5. Short Sales. No Portfolio may sell securities short unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. Transactions in forward contracts, futures contracts and options shall not constitute selling securities short.

                      6. Ownership of Portfolio Securities by Officers and Trustees. No Portfolio may purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

                      7. Unseasoned Issuers. No Portfolio may purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For purposes of this limitation, pass-through entities and other special purpose vehicles or pools of financial assets are not considered to be business enterprises.

                      8. Puts, Calls, Straddles, or Spreads. No Portfolio may invest in puts, calls, straddles, spreads, or any combination thereof, except that each Portfolio may (i) write (sell) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and (ii) purchase call options in related closing transac-tions. The Portfolios do not construe the foregoing limitation to pre-clude them from purchasing or writing options on futures contracts or from purchasing securities with rights to put the securities to the issuer or a guarantor.

                      9. Illiquid Securities. No Portfolio may purchase any security if, as a result, more than 10% (5% in the case of Neuberger & Berman Genesis Portfolio) of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                      10. Foreign Securities. No Portfolio may invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

                      11. Oil and Gas Programs. No Portfolio may invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, but each Portfolio may purchase securities of companies that own interests in any of the foregoing.

                      12. Real Estate. No Portfolio may purchase or sell real property (including partnership or similar interests in real estate limited partnerships, but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies that invest in real estate); provided that no Portfolio may purchase any security if, as a result, more than 10% of its total assets would be invested in securities of real estate investment trusts.

                      In addition to the foregoing non-fundamental investment policies and limitations, which apply to each Portfolio, the following non-fundamental investment policies and limitations apply to the indicated
     Portfolios:

                      13. Investments in Any One Issuer (Neuberger & Berman Genesis, Neuberger & Berman Focus, and Neuberger & Berman Guardian Portfolios). None of these Portfolios may purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

                      14. Warrants (Neuberger & Berman Genesis, Neuberger & Berman Focus, and Neuberger & Berman Guardian Portfolios). None of these Portfolios may invest more than 5% of its net assets in warrants, including warrants that are listed on the New York Stock Exchange ("NYSE") or American Stock Exchange ("AmEx"), or more than 2% of its net assets in warrants that are not so listed. For purposes of this limitation, warrants are valued at the lower of cost or market value, and warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.


                      15. Pledging (Neuberger & Berman Genesis and Neuberger & Berman Guardian Portfolios). Neither of these Portfolios may pledge or hypothecate any of its assets, except that (i) for Neuberger & Berman Genesis Portfolio, this limitation does not apply to the deposit of portfolio securities as collateral in connection with short sales against-the-box, and the Portfolio may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member.

                      16.      Sector Concentration  (Neuberger &  Berman  Focus
     Portfolio).   This Portfolio  may not  invest more  than 50%  of its  total assets in any one economic sector.

                      Each Portfolio, as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year.

     Mark R. Goldstein, Portfolio Manager of Neuberger & Berman Manhattan Portfolio
     --------------------------------------------------------------------

                      Neuberger & Berman Manhattan Portfolio's objective is capital appreciation, without regard to income. "The Portfolio differs from the other Portfolios in its willingness to invest in stocks with price/earnings ratios or price-to-cash-flow ratios that are reasonable relative to a company's growth prospects and that of the general market," says Mark Goldstein, its portfolio manager. Mr. Goldstein has consistently followed this approach as a portfolio manager at N&B Management. He looks for stocks of financially sound companies with a special market capability, a competitive advantage or a product that makes them particularly attractive over the long term, but likes to purchase them at a reasonable price relative to their growth rate. Mr. Goldstein calls this approach "GARP" -- growth at a reasonable price. "An investor shouldn't try to beat the market by trading funds like stocks. The hardest thing to do -- but the best thing to do -- is to put in some money when the market is down and keep it there. That's how one really builds wealth over the long term. A mutual fund can be a great long-term investment."


                      "We view value on both a relative and an absolute basis, so we may buy stocks with somewhat above-market historical growth rates," Mr. Goldstein explains. "We tend to stay more fully invested when we think the market is attractive for quality growth companies. But we will get out of stocks and into cash when we think there are no reasonable values available."


     Judith M. Vale, Portfolio Manager of Neuberger & Berman Genesis Portfolio
     -------------------------------------------------------------------------

                      The predecessor of Neuberger & Berman Genesis Fund (which, like Neuberger & Berman Genesis Trust, invests all its net investable assets in Neuberger & Berman Genesis Portfolio) was established in 1988. A fund dedicated to small capitalization stocks (companies with total market value of outstanding capital stock of up to $1.5 billion at the time the Portfolio invests), Neuberger & Berman Genesis Portfolio is devoted to the same value principles as the other equity funds managed by N&B Management. "I buy small-cap stocks with solid earnings today, not just promises for tomorrow," says its portfolio manager Judith Vale.


                      "Many people think  that small capitalization  stock funds are predominantly invested in high-risk companies. That is not necessarily the case. Neuberger & Berman Genesis Portfolio looks for the same fundamentals in small capitalization stocks as our other funds look for in stocks of larger companies. We stick to the areas we understand. I'm looking for the most persistent earnings growth at the lowest multiple." Ms. Vale looks for well-established companies with entrepreneurial management and sound finances. She also looks for catalysts to exposing value, such as management changes and new product lines. Often, these are firms that have suffered temporary setbacks or undergone a restructuring.






                      "Our motto is 'boring is beautiful,'" explains Ms. Vale. "Instead of investing in trendy, high-priced stocks that tend to hurt shareholders on the downside, we look for little-known, solid, growing companies whose stocks we believe are wonderful bargains."


     An Interview with Judith Vale

     Q: If I already own a large-cap stock fund, why should I consider investing in a small-cap fund as well?


     A: Look at how fast a sapling grows compared to, say, a mature tree. Much of the same can be true about companies. It's possible for a smaller company to grow 50% faster than an IBM or a Coca-Cola.


              So, many small-cap stocks offer superior growth potential. Consider the cereal you eat, the detergent you use, the coffee you drink -- and imagine if you had invested in these products BEFORE they became household names. If you had invested only in the blue-chip companies of the day, you would have missed out on these opportunities.


              Of course, I'm not advocating investing in a portfolio consisting only of small-cap stock funds. It pays to diversify. Let's look back 25 years. While past performance cannot indicate future performance, small-cap stocks have outperformed larger-cap stocks 16 out of the 25 years. Which means larger-cap stocks have done better the rest of the time.*/


     */       Results  are on a  total return basis and  include reinvestment of all dividends and capital gain distributions. Small-cap stocks are represented by the fifth capitalization quintile of stocks on the NYSE from 1971 to 1981 and performance of the Dimensional Fund Advisors (DFA) Small Company Fund from 1982 to present. Larger-cap stocks are represented by the S&P 500 Index, an unmanaged group of stocks. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that
                                                                  (continued...)

     Q: Neuberger & Berman Genesis Trust is classified as a "small-cap value fund." To many people, "small-cap value" is an oxymoron. Can you clarify the Portfolio's investment approach?


     A: I understand the confusion. After all, a lot of people equate "small-cap" with "growth." They also equate "value" with "cheap." At Neuberger & Berman Genesis Portfolio, I'm 100% behind finding GROWING small-cap companies -- what I believe are highly profitable companies with solid records and promising futures. So where do I part company with managers who follow a "small-cap growth" style? It comes down to how much growth and at what price. Small-cap growth investors seem willing to pay a premium for vastly superior growth. This results in two problems: a) growth tends to be discounted by the premium valuations, and b) the growth expectations are so high as to be unsustainable. In my opinion, superior yet more stable returns can be purchased at significant discounts. They may be found in mundane, perhaps even boring industries. Remember, the same glamorous appeal that attracts so many growth investors also attracts competitors.


              In that respect, I'm a "value" manager. Yet I'd like to make this point clear: Low price-to-earnings multiples, in and of themselves, cannot justify a "buy" decision. When I search for growing, high-quality small-cap companies selling at what I feel are bargain prices, I ask myself: Is the company cheap for a good reason? Or, does it have the financial muscle and the management talent to make it into the big leagues?


     Q:       Let's  turn to  specifics.   What  criteria do  you use  to decide
              which small-cap companies make the cut -- and which ones don't?


     A: Over the course of my involvement with small-cap companies for 16 years, I've seen hundreds that flourished and just as many that failed to deliver on their early promises. What made the difference? While every case is unique, here are a few important traits of the winners.


     */(...continued)
     individuals cannot invest directly in any index. Data about these indices are prepared or obtained by N&B Management. The Portfolio may invest in many securities not included in the above-described indices. Source:
     Stocks, Bonds, Bill and Inflation 1996 Yearbook(TRADEMARK), Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

              First of all, a successful small-cap company normally produces high returns. In practice, this means the business has a number of barriers to entry. Perhaps the company has a technology that's hard to duplicate. Or maybe it can make a product at a substantially lower cost than anyone else. Unlike most businesses, it has an advantage that allows it to continue earning above-market returns.


              In addition to having a competitive edge, a successful small-cap company should generate healthy cash flow. With excess cash, a company has the ability to finance its own growth without diluting the ownership stake of existing stockholders by issuing more shares.


              No small-cap company can grow without having the right people on board. That's why I spend so much time meeting the CEOs and CFOs of small-cap companies. While I question the managers about future plans and strategies, I spend as much time evaluating them as people. Do they seem honest and capable? Or do they puff up their case? Making portfolio decisions is a lot about making character judgments -- who has the stuff to manage a growing company, and who doesn't.


              THE   RISKS  INVOLVED   IN  SEEKING   CAPITAL   APPRECIATION  FROM
              INVESTMENTS   PRIMARILY   IN   COMPANIES    WITH   SMALL    MARKET
              CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

     Kent C. Simons, Lawrence Marx III, and Kevin L. Risen, Portfolio Co-Managers of Neuberger & Berman Focus and Neuberger & Berman Guardian Port-folios
     --------------------------------------------------------------------------




                      Neuberger & Berman Focus Portfolio's investment objective is long-term capital appreciation. Like the other Portfolios that use a value-oriented investment approach, it seeks to buy undervalued securities that offer opportunities for growth, but then it focuses its assets in those sectors where undervalued stocks are clustered. "We begin by looking for stocks that are selling for less than we think they're worth, a 'bottom-up approach'" says Mr. Simons. "More often than not, such stocks are in a few economic sectors that are out of favor and are undervalued as a group. We think 90% of cheap stocks deserve to be cheap. Our job is to find the 10% that don't."

                      "We don't pick sectors for Neuberger & Berman Focus Portfolio based on our perception of how the economy is going to do. Nor do we engage in making economic or currency predictions. We look for stocks with either low relative or low absolute valuations," explains Mr. Marx. "Often, these stocks will be found in a particular sector, but we didn't start out being bullish on that sector. It's just where we happened to find the values. We find that if one company comes under a cloud, it tends to happen to its whole industry. If an investment manager rotates the sectors in a portfolio by buying sectors when they are undervalued and selling them when they become fully valued, the manager would be able to achieve above-average performance."

                      Neuberger & Berman Guardian Portfolio subscribes to the same stock-picking philosophy followed since 1950, when Roy R. Neuberger founded the predecessor of Neuberger & Berman Guardian Fund, which, like Neuberger & Berman Guardian Trust, invests all its net investable assets in Neuberger & Berman Guardian Portfolio.

                      It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, the Fund, Neuberger & Berman Guardian Fund and its predecessor have served shareholders well and have paid a dividend every quarter and a capital gain distribution EVERY YEAR since 1950. Of course, there can be no assurance that this trend will continue.

                      Mr. Simons, Mr. Marx and Mr. Risen place a high premium on being knowledgeable about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. Says Mr. Marx, "We're usually early in and early out. We'd rather buy an undervalued stock because we expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. We like a stock 'under a rock' or with a cloud over it; you are not going to get great companies at great valuations when the market perception is great."

                      "People who switch around a  lot are not going  to benefit
     from  our  approach.   They're  following the  market --  we're  looking at
     fundamentals."

     Michael M. Kassen and Robert I. Gendelman, Portfolio Co-Managers of Neuberger & Berman Partners Portfolio


                      "Neuberger & Berman Partners Portfolio's objective is capital growth," say its portfolio co-managers Michael Kassen and Robert Gendelman. "We want to make money in good markets and not give up those gains during rough times."

                      "Our investors seek consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education."

                      "We look for stocks that are undervalued in the marketplace either in relation to strong current fundamentals, such as a low price-to-earnings ratio, consistent cash flow, and support from asset values, or in relation to our projection of the growth of their future earnings. If the market goes down, those stocks we elect to hold, historically, go down less."


                      The co-portfolio managers monitor stocks of medium- to large-sized companies that often are not closely scrutinized by other investors. The managers research these companies in order to determine if they are likely to produce a new product, become an acquisition target, or undergo a financial restructuring.

                      What else catches Mr. Kassen's and Mr. Gendelman's eyes? "We like managements that own their own stock. These companies usually seek to build shareholder wealth by buying back shares or making acquisitions that have a swift and positive impact on the bottom line."

                      To increase the upside potential, the managers zero in on companies that dominate their industries or their specialized niches. Their reasoning? "Market leaders tend to earn higher levels of profits."

                      Neuberger & Berman Partners Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of the Portfolio's total assets. Of course, the Portfolio's holdings are subject to change.

     Additional Investment Information
     ---------------------------------

                      Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.

                      Repurchase   Agreements  (All   Portfolios).    Repurchase
     agreements are agreements under which a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into such a repurchase agreement if, as a result, more than 10% (5% in the case of Neuberger & Berman Genesis Portfolio) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if

     (1) the underlying securities are of the type that the Portfolio's investment policies and limitations would allow it to purchase directly,
     (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and
     (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

                      Securities Loans (All Portfolios). In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

                      Restricted  Securities  and  Rule  144A  Securities   (All
     Portfolios). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradeable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


                      Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities and Rule 144A securities are illiquid, purchases thereof will be subject to each Portfolio's 10% (5% in the case of Neuberger & Berman Genesis Portfolio) limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.


                      Reverse Repurchase Agreements (All Portfolios). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will maintain with its custodian in a segregated account cash or appropriate liquid securities marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


                      Foreign Securities (All Portfolios). Each Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to each Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diver-sification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.


                      Each Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments or their subdivisions, agencies, and instrumentali-ties, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks asso-ciated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxa-tion, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios endeavor to achieve the most favorable net results on portfolio transactions. Each Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.

                      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.




                      Foreign markets also have different clearance and settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the portfolio securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.


                      Prices  of  foreign  securities  and  exchange  rates  for foreign currencies may be affected by the interest rates prevailing in other countries. Interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

                      In order to limit the risk inherent in investing in foreign currency denominated securities, a Portfolio may not purchase any such security if, after such purchase, more than 10% of its total assets

     (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, no Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency.

                      Covered  Call Options  (All Portfolios).    Each Portfolio
     may write covered call options on securities it owns valued at up to 10% of its net assets and may purchase call options in related closing transactions. Generally, the purpose of writing and purchasing these options is to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's net asset values ("NAVs"). Portfolio securities on which call options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.


                      When a Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price, thereby giving up any additional gain on the security.

                      Each Portfolio writes only "covered" call options on securities it owns. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolios will not do), but is capable of enhancing the Portfolios' total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

                      If a call option that a Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

                      When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Portfolio would purchase a call option to offset a previously written call option.

                      The exercise  price of an  option may be  below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.


                      Options are  traded both on  national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio writes an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally sold the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which a Portfolio may engage in OTC options transactions, and limits the Portfolios' counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

                      The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

                      The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last sales price on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the closing bid and asked prices.

                      Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. If any Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security.

                      A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

                      A Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.




                      Forward Foreign Currency Contracts (All Portfolios). Each Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date at a fixed price ("forward contracts") in amounts not exceeding 5% of its net assets. The Portfolios enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolios do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


                      N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can help protect against declines in the U.S. dollar value of income available for distribution and declines in a Portfolio's NAV resulting from adverse changes in currency exchange rates. For example, the return available from securities denomi-nated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a proxy-hedge involving a forward contract to sell a different foreign currency, where the contract is available on terms more advantageous to a Portfolio than a contract to sell the currency in which the securities being hedged are denominated. N&B Management believes that hedges and cross-hedges can, therefore, provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. However, a hedge or cross-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.

                      Options on Foreign Currencies (All Portfolios). Each Portfolio may write and purchase covered call and put options on foreign currencies, in amounts not exceeding 5% of its net assets. A Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. To the extent a
     Portfolio writes options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC") other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

                      General   Risks   of   Options   and   Forward   Contracts
     (collectively, "Hedging Instruments") (All Portfolios).


                      The  primary  risks  in  using  Hedging   Instruments  are
     (1) imperfect correlation or no correlation between changes in market value of the securities or currency held or to be acquired by a Portfolio and changes in market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble that of a Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolios are generally considered "derivatives." There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.


                      The Portfolios' use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which each Portfolio must comply if its corresponding Fund is to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."


                      Cover for Hedging Instruments (All Portfolios). Each Portfolio will comply with SEC guidelines regarding cover for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities in the prescribed amount. Securities held in a segregated account cannot be sold while the option or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid option or forward position; this inability may result in a loss to the Portfolio.


                      Fixed  Income  Securities  (All  Portfolios).   While  the
     emphasis of the Portfolios' investment programs is on common stocks and other equity securities, the Portfolios may also invest in money market instruments, U.S. Government or Agency Securities, and other fixed income securities. Each Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"), or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities

     ("Comparable Unrated Securities"). In addition, Neuberger & Berman Partners Portfolio may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities.


                      The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios primarily refer to rat-ings assigned by S&P and Moody's, which are described in Appendix A to this SAI.


                      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in such securities only when it concludes that the anticipated return to Neuberger & Berman Partners Portfolio warrants exposure to the additional level of risk.


                      Subsequent to  its purchase  by a  Portfolio, an issue  of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of such securities will not exceed 5% of its net assets (15% in the case of Neuberger & Berman Partners Portfolio).


                      Commercial Paper (All Portfolios). Commercial paper is a short-term debt security issued by a corporation or bank for purposes such as financing current operations. The Portfolios may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of comparable quality.

                      Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

                      Zero Coupon Securities (Neuberger & Berman Partners Portfolio). This Portfolio may invest up to 5% of its net assets in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

                      The discount on zero coupon securities ("original issue discount") is taken into account by the Portfolio prior to the receipt of any actual payments. Because Neuberger & Berman Partners Trust must distribute substantially all of its net income (including its pro rata share of the Portfolio's original issue discount) to its shareholders each year for income and excise tax purposes (see "Additional Tax Information -
     - Taxation of the Funds"), the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the corresponding Fund's distribution requirements.

                      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodi-cally. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

                      Convertible Securities (All Portfolios). The Portfolios may invest in convertible securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.


                      Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the corresponding Fund's ability to achieve their investment objectives.

                      Preferred Stock (All Portfolios). The Portfolios may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

     Neuberger & Berman Focus Portfolio - Description of Economic Sectors.
     --------------------------------------------------------------------

                      Neuberger & Berman Focus Portfolio seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally concentrating at least 90% of its investments in not more than six such sectors:

              (1)     Autos and  Housing Sector:   Companies engaged in  design,
     production, or sale of automobiles, automobile parts, mobile homes, or related products ("automobile industries") or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

              (2)     Consumer Goods and Services Sector:   Companies engaged in
     providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

              (3)     Defense and  Aerospace Sector:   Companies engaged in  re-
     search, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending policies.

              (4) Energy Sector: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies' securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

              (5) Financial Services Sector: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. These companies are subject to extensive governmental regulations. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions.

              (6)     Health Care  Sector:  Companies  engaged in design,  manu-
     facture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability of their products and services. Also, products and services of these companies could quickly become obsolete.

              (7)     Heavy  Industry  Sector:   Companies engaged  in research,
     development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals, containers, forest products, non-ferrous  metals,  steel, or  pollution  control  industries,  including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel, and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling, and disposal. The risk of product obsolescence also is present.

              (8) Machinery and Equipment Sector: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling, and disposal of materials and processes that involve hazardous components and the risk of product obsolescence.

              (9) Media and Entertainment Sector: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector -- for example, video and electronic games -- may become obsolete quickly. Additionally, companies engaged in tele-vision and radio broadcast are subject to government regulation.

              (10)    Retailing Sector:   Companies engaged in  retail distribu-
     tion of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies' securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the level of consumer debt, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

              (11)    Technology Sector:   Companies that  are expected to  have
     or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

              (12) Transportation Sector: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares.

              (13) Utilities Sector: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.


                               PERFORMANCE INFORMATION

                      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

     Total Return Computations
     -------------------------

                      Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                    P(1+T)n = ERV

                      Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


                      Although none of the Funds commenced operations until August 1993, each Fund's investment objective, policies, and limitations are the same as those of another mutual fund administered by N&B Manage-ment, which has a name similar to the Fund's and invests in the same Portfolio ("Sister Fund"). Each Sister Fund had a predecessor. The following total return data is for each Fund since its inception and, for periods prior to each Fund's inception, its Sister Fund and that Sister Fund's predecessor. The total returns for periods prior to the Funds' inception would have been lower had they reflected the higher fees of the Funds, as compared to those of the Sister Funds and their predecessors. Appendix B to this SAI includes additional performance data.


                      The average annual total returns for Neuberger & Berman Manhattan Trust, its Sister Fund, and that Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1996, were _____%, _____%, and _____% respectively. If an investor had invested $10,000 in that predecessor's shares on March 1, 1979 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $_______ on August 31, 1996.

                      The average annual total returns for Neuberger & Berman Genesis Trust, its Sister Fund, and that Sister Fund's predecessor for the one- and five-year periods ended August 31, 1996, and for the period from September 27, 1988 (commencement of operations), through August 31, 1996, were _____%, _____%, and _____%, respectively. If an investor had invested $10,000 in that predecessor's shares on September 27, 1988 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $______ on August 31, 1996.


                      The average annual total returns for Neuberger & Berman Focus Trust, its Sister Fund, and that Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1996, were _____%, _____%, and _____%, respectively. If an investor had invested $10,000 in that predecessor's shares on October 19, 1955 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $_______ on August 31, 1996.


                      The average annual total returns for Neuberger & Berman Guardian Trust, its Sister Fund, and that Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1996, were _____%, _____%, and _____%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 1, 1950 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $_________ on August 31, 1996.


                      The average annual total returns for Neuberger & Berman Partners Trust, its Sister Fund, and that Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1996, were _____%, _____%, and _____%, respectively. If an investor had invested $10,000 in that predecessor's shares on January 20, 1975 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $_______ on August 31, 1996.


     Comparative Information
     -----------------------

                      Prior to January 5, 1989, the investment policies of the predecessor of Neuberger & Berman Focus Trust's Sister Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger & Berman Focus Trust may be required, under applicable law, to include information reflecting the Sister Fund's predecessor's performance and expenses for periods before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not accurately reflect the level of performance and expenses that would have been experienced had the Sister Fund's predecessor been operating under the Fund's current investment policies.

                      From time to time each Fund's performance may be compared with:

                      (1) data (that  may be expressed  as rankings  or
              ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York
              Times, Kiplingers Personal Finance, and Barron's News-paper, or

                      (2) recognized stock  and other  indices, such as
              the  S&P  500  Composite  Stock  Price   Index  ("S&P  500
              Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, Nasdaq Composite Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College Costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $27 million to $880 million, with an average of $302 million. The S&P 400 Index measures mid-sized companies with an average market capitalization of $1.2 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

                      Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

     Other Performance Information
     -----------------------------

                      From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for the corresponding Fund. This information, for example, may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
     (3) financially supporting aging parents.

                      N&B Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

                      Investors who may find Neuberger & Berman Partners Trust, Neuberger & Berman Guardian Trust or Neuberger & Berman Focus Trust to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home.
     Four years' tuition, room and board at a top private institution can already cost over $80,000. If college expenses continue to increase at current rates, by the time today's pre-schooler enters the ivy-covered halls in 2009, four years at a private college may easily cost $200,000!*/

                      Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

                      From time to time the investment philosophy of N&B Man-agement's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The



     */       Source:  College  Board, 1994,  1995  Annual  Survey  of Colleges,
     Princeton, NJ, assuming an average 6% increase in annual expenses.

     Art of  Investing:    A  Conversation  with  Roy  Neuberger,"  attached  as
     Appendix C to this SAI.


                             CERTAIN RISK CONSIDERATIONS

                      Although each Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk.

                                TRUSTEES AND OFFICERS

                      The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds, and (where applicable) their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman, LLC ("Neuberger & Berman").



       Name, Age, and                      Positions Held
         Address(1)                        With the Trusts                  Principal Occupation(s)(2)
       --------------                      ---------------                  --------------------------




       Faith Colish (61)                   Trustee of each Trust            Attorney   at   Law,    Faith   Colish,    A
       63 Wall Street                                                       Professional Corporation.
       24th Floor
       New York, NY  10005

       Donald M. Cox (74)                  Trustee of each Trust            Retired.    Formerly  Senior  Vice President
       435 East 52nd Street                                                 and Director of Exxon  Corporation; Director
       New York, NY  10022                                                  of Emigrant Savings Bank.





       Stanley Egener* (62)                Chairman  of the  Board,  Chief  Partner  of  Neuberger  &  Berman; President
                                           Executive Officer, and  Trustee  and  Director of N&B Management; Chairman of
                                           of each Trust                    the  Board,  Chief  Executive   Officer  and
                                                                            Trustee  of  eight  other  mutual  funds for
                                                                            which  N&B  Management  acts  as  investment
                                                                            manager or administrator.





                                        - 29 -







       Name, Age, and                      Positions Held
         Address(1)                        With the Trusts                  Principal Occupation(s)(2)
       --------------                      ---------------                  --------------------------



       Alan R. Gruber (69)                 Trustee of each Trust            Chairman  and  Chief  Executive  Officer  of
       Orion Capital Corporation                                            Orion  Capital   Corporation  (property  and
       600 Fifth Avenue                                                     casualty  insurance);  Director of  Trenwick
       24th Floor                                                           Group,    Inc.   (property    and   casualty
       New York, NY 10020                                                   reinsurance);  Chairman  of  the  Board  and
                                                                            Director  of  Guaranty National  Corporation
                                                                            (property and  casualty insurance); formerly
                                                                            Director   of   Ketema,  Inc.   (diversified
                                                                            manufac-turer).

       Howard A. Mileaf (59)               Trustee of each Trust            Vice  President and  Special Counsel  to WHX
       WHX Corporation                                                      Corporation  (holding  company) since  1992;
       110 East 59th Street                                                 formerly Vice President and  General Counsel
       30th Floor                                                           of   Keene   Corporation  (manufacturer   of
       New York, NY  10022                                                  industrial  products);  Director  of  Kevlin
                                                                            Corporation  (manufacturer of  microwave and
                                                                            other products).

       Edward I. O'Brien* (68)             Trustee of each Trust            Until  1993,  President  of  the  Securities
       12 Woods Lane                                                        Industry  Association   ("SIA")  (securities
       Scarsdale, NY 10583                                                  industry's   representative  in   government
                                                                            relations  and  regulatory  matters  at  the
                                                                            federal and  state levels);  until  November
                                                                            1993, employee of the SIA;  Director of Legg
                                                                            Mason, Inc.

       John T. Patterson, Jr. (68)         Trustee of each Trust            President  of  SOBRO  (South  Bronx  Overall
       90 Riverside Drive                                                   Economic Development Corporation).
       Apartment 1B
       New York, NY  10024

       John P. Rosenthal (63)              Trustee of each Trust            Senior Vice President of  Burnham Securities
       Burnham Securities Inc.                                              Inc.  (a   registered  broker-dealer)  since
       Burnham Asset Management Corp.                                       1991;   formerly   Partner  of   Silberberg,
       1325 Avenue of the Americas                                          Rosenthal  & Co.  (member of  National Asso-
       17th Floor                                                           ciation   of   Securities  Dealers,   Inc.);
       New York, NY  10019                                                  Director, Cancer Treatment Holdings, Inc.









                                        - 30 -







       Name, Age, and                      Positions Held
         Address(1)                        With the Trusts                  Principal Occupation(s)(2)
       --------------                      ---------------                  --------------------------



       Cornelius T. Ryan (65)              Trustee of each Trust            General  Partner  of  Oxford   Partners  and
       Oxford Bioscience Partners                                           Oxford Bioscience  Partners (venture capital
       315 Post Road West                                                   partnerships) and President  of Oxford  Ven-
       Westport, CT  06880                                                  ture Corporation; Director  of Capital  Cash
                                                                            Management  Trust  (money  market  fund) and
                                                                            Prime Cash Fund.

       Gustave H. Shubert (67)             Trustee of each Trust            Senior    Fellow/Corporate    Advisor    and
       13838 Sunset Boulevard                                               Advisory  Trustee  of  Rand   (a  non-profit
       Pacific Palisades, CA   90272                                        public interest  research institution) since
                                                                            1989; Honorary Member  of the Board of Over-
                                                                            seers  of the  Institute for  Civil Justice,
                                                                            the  Policy   Advisory  Committee   of   the
                                                                            Clinical Scholars Program at  the University
                                                                            of California, the American  Association for
                                                                            the Advancement of  Science, the Counsel  on
                                                                            Foreign  Relations,  and  the  Institute for
                                                                            Strategic Studies (London);  advisor to  the
                                                                            Program Evaluation  and Methodology Division
                                                                            of  the  U.S.  General   Accounting  Office;
                                                                            formerly Senior Vice  President and  Trustee
                                                                            of Rand.

       Lawrence Zicklin* (60)              President and  Trustee of  each  Partner  of Neuberger &  Berman; Director of
                                           Trust                            N&B Management; President and/or  Trustee of
                                                                            five  other  mutual   funds  for  which  N&B
                                                                            Management  acts  as  investment  manager or
                                                                            administrator.

       Daniel J. Sullivan (56)             Vice President of each Trust     Senior  Vice  President  of  N&B  Management
                                                                            since 1992;  prior thereto,  Vice  President
                                                                            of N&B  Management; Vice President  of eight
                                                                            other mutual funds for which  N&B Management
                                                                            acts     as     investment    manager     or
                                                                            administrator.











                                        - 31 -







       Name, Age, and                      Positions Held
         Address(1)                        With the Trusts                  Principal Occupation(s)(2)
       --------------                      ---------------                  --------------------------



       Michael J. Weiner (49)              Vice  President  and  Principal  Senior Vice President  and Treasurer of  N&B
                                           Financial   Officer   of   each  Management since 1992;  prior thereto,  Vice
                                           Trust                            President and  Treasurer of  N&B  Management
                                                                            and  Treasurer of  certain mutual  funds for
                                                                            which  N&B  Management  acted  as investment
                                                                            adviser;   Vice   President  and   Principal
                                                                            Financial  Officer  of  eight  other  mutual
                                                                            funds  for  which  N&B  Management  acts  as
                                                                            investment manager or administrator.



       Claudia A. Brandon (40)             Secretary of each Trust          Vice President of N&B  Management; Secretary
                                                                            of  eight other  mutual funds for  which N&B
                                                                            Management  acts  as  investment  manager or
                                                                            administrator.

       Richard Russell (49)                Treasurer  and   Principal  Ac-  Vice  President  of  N&B   Management  since
                                           counting Officer of each Trust   1993;   prior    thereto,   Assistant   Vice
                                                                            President of N&B  Management; Treasurer  and
                                                                            Principal Accounting Officer of  eight other
                                                                            mutual funds for  which N&B Management  acts
                                                                            as investment manager or administrator.

       Stacy Cooper-Shugrue (33)           Assistant  Secretary  of   each  Assistant Vice President  of N&B  Management
                                           Trust                            since 1993;  prior thereto, employee  of N&B
                                                                            Management  since 1989;  Assistant Secretary
                                                                            of  eight other  mutual funds for  which N&B
                                                                            Management  acts  as  investment  manager or
                                                                            administrator.

       C. Carl Randolph (59)               Assistant  Secretary   of  each  Partner  of Neuberger  & Berman  since 1992;
                                           Trust                            prior  thereto,  employee  of   Neuberger  &
                                                                            Berman; Assistant Secretary  of eight  other
                                                                            mutual funds  for which N&B  Management acts
                                                                            as investment manager or administrator.










                                        - 32 -







       Name, Age, and                      Positions Held
         Address(1)                        With the Trusts                  Principal Occupation(s)(2)
       --------------                      ---------------                  --------------------------



       Barbara DiGiorgio (37)              Assistant  Treasurer  of   each  Assistant Vice President  of N&B  Management
                                           Trust                            since ____;  prior thereto, employee  of N&B
                                                                            Management;  Assistant  Treasurer  of  eight
                                                                            other  mutual funds for which N&B Management
                                                                            acts     as     investment    manager     or
                                                                            administrator.

       Celeste Wischerth (35)              Assistant  Treasurer   of  each  Assistant Vice President  of N&B  Management
                                           Trust                            since  ____; prior thereto,  employee of N&B
                                                                            Management;  Assistant  Treasurer  of  eight
                                                                            other mutual funds  for which N&B Management
                                                                            acts     as     investment    manager     or
                                                                            administrator.








     ____________________

     (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     * Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and partners of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which N&B Management serves as investment manager.


                      The Trust's Trust Instrument and Managers Trust's Declaration of Trust each provides that it will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


              For the fiscal year ended August 31, 1996, each Fund and Portfolio paid the following fees and expenses to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger &
     Berman: Neuberger & Berman Manhattan Trust and Portfolio - $_____; Neuberger & Berman Genesis Trust and Portfolio - $______; Neuberger & Berman Focus Trust and Portfolio - $______; Neuberger & Berman Guardian Trust and Portfolio - $______; and Neuberger & Berman Partners Trust and Portfolio - $_____.


                      The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(REGISTERED TRADEMARK) has any retirement plan for its trustees or officers.


                                               TABLE OF COMPENSATION
                                           FOR FISCAL YEAR ENDED 8-31-96
                                           -----------------------------


                                            Aggregate               Total Compensation from Trusts
       Name and Position                    Compensation            in the Neuberger & Berman Fund
       with the Trust                       from the Trust          Complex Paid to Trustees
       -----------------                    --------------          ------------------------------



       Faith Colish                         $                                          $
       Trustee                                                           (5 other investment companies)

       Donald M. Cox                        $                                           $
       Trustee                                                           (3 other investment companies)





                                        - 34 -






                                               TABLE OF COMPENSATION
                                           FOR FISCAL YEAR ENDED 8-31-96
                                           -----------------------------


       Stanley Egener                       $0                                         $0
       Chairman of the Board, Chief                                      (9 other investment companies)
       Executive Officer, and Trustee

       Alan R. Gruber                       $                                           $
       Trustee                                                           (3 other investment companies)




       Howard A. Mileaf                     $                                           $
       Trustee                                                           (4 other investment companies)
       Edward I. O'Brien Trustee            $                                           $
                                                                         (3 other investment companies)

       John T. Patterson, Jr.               $                                           $
       Trustee                                                           (4 other investment companies)

       John P. Rosenthal                    $                                           $
       Trustee                                                           (4 other investment companies)
       Cornelius T. Ryan                    $                                           $
       Trustee                                                           (3 other investment companies)

       Gustave H. Shubert                   $                                           $
       Trustee                                                           (3 other investment companies)
       Lawrence Zicklin                     $0                                         $0
       President and Trustee                                             (5 other investment companies)



                      At ___________, 1996, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.


                  INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

     Investment Manager and Administrator
     ------------------------------------

                      Because  all  of  the Funds'  net  investable  assets  are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved for each Portfolio by the Portfolio Trustees, including a majority of the Portfolio Trustees who were not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), on July 15, 1993, and was approved by the holders of the interests in all the Portfolios on August 2, 1993.

                      The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to do so.

                      N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are partners of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

                      N&B Management  provides similar  facilities, services and personnel, as well as shareholder accounting, recordkeeping, and other shareholder services, to each Fund pursuant to an administration agreement dated August 3, 1993 ("Administration Agreement"). For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates such Institutions for accounting, recordkeeping and other services that they provide to investors who purchase shares of the Funds.

                      During the fiscal years ended August 31, 1996, 1995 and 1994, each Fund accrued management and administration fees as follows:
     Neuberger  &  Berman Manhattan  Trust  - $_______,  $202,729,  and $49,957;
     Neuberger & Berman Genesis Trust - $_______, $274,709, and $14,462; Neuberger & Berman Focus Trust - $______, $43,330, and $4,624; Neuberger & Berman Guardian Trust - $_______, $2,417,586, and $142,142; and Neuberger & Berman Partners Trust - $________, $292,161, and $17,299, respectively.


                      N&B Management has voluntarily undertaken until December 31, 1997, to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses so that each Fund's expense ratio per annum will not exceed the expense ratio of its Sister Fund by more than 0.10% of the Fund's average daily net assets. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. During the period from August 3, 1993 (commencement of operations of each Fund) to December 31, 1994, N&B Management voluntarily undertook to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses which, in the aggregate, exceeded the aggregate Operating
     Expenses and pro rata share of the corresponding Portfolio's Operating Expenses of that Fund's Sister Fund. During the fiscal years ended August 31, 1996, 1995 and 1994, N&B Management reimbursed each Fund the following amounts of expenses under the above arrangements: Neuberger & Berman Manhattan Trust, $_________, $87,443 and $88,693, respectively; Neuberger & Berman Genesis Trust, $________, $69,047 and $73,439, respectively;
     Neuberger & Berman Focus Trust, $________, $92,687 and $68,286, respectively; Neuberger & Berman Guardian Trust, $__________, $171,796 and $116,354, respectively; and Neuberger & Berman Partners Trust, $__________, $102,400 and $75,492, respectively.

                      The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

                      The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust if authorized by the Fund Trustees, including a majority of the Independent Fund Trustees. Each Agreement terminates automatically if it is assigned.

                      In addition to the voluntary expense reimbursements described in the Prospectus under "Management and Administration -- Expenses," N&B Management has agreed in the Management Agreement to reimburse each Fund's expenses, as follows. If, in any fiscal year, a Fund's Aggregate Operating Expenses (as defined below) exceed the most restrictive expense limitation imposed under the securities laws of the states in which that Fund's shares are qualified for sale ("State Expense Limitation"), then N&B Management will pay the Fund the amount of that excess, less the amount of any reduction of the administration fee payable by the Fund under a similar State Expense Limitation contained in the Administration Agreement. N&B Management will have no obligation to pay a Fund, however, for any expenses that exceed the pro rata portion of the management fees attributable to that Fund's interest in its corresponding Portfolio. At the date of this SAI, the most restrictive State Expense Limitation to which any Fund expects to be subject is 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1-1/2% of average net assets over $100 million.

                      For purposes of the State Expense Limitation, the term "Aggregate Operating Expenses" means a Fund's operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including any fees or expense reimbursements payable to N&B Management and any compensation payable thereto pursuant to (1) the Administration Agreement or (2) any other agreement or arrangement with Managers Trust in regard to the Portfolio; but excluding (with respect to both the Fund and the Portfolio) interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of business).

     Sub-Adviser
     -----------

                      N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on July 15, 1993 and was approved by the holders of the inter-ests in the Portfolios on August 2, 1993.

                      The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its partners and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of
     Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.

                      The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees, by a 1940 Act majority vote of the outstanding Portfolio shares, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

                      Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

     Investment Companies Managed
     ----------------------------


                      N&B Management currently serves as investment manager of the following investment companies. As of September 30, 1996, these companies, along with three other investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $____ billion, as shown in the following list:


                                                                     Approximate Net Assets at
                                                                           September 30,
                               Name                                            1996
                               ----                                   -----------------------





       Neuberger & Berman Cash Reserves Portfolio                                   $
               (investment portfolio for Neuberger &
               Berman Cash Reserves)

       Neuberger & Berman Government Money Portfolio                                $
               (investment portfolio for Neuberger &
               Berman Government Money Fund)





                                        - 39 -






                                                                     Approximate Net Assets at
                                                                           September 30,
                               Name                                            1996
                               ----                                   -----------------------

       Neuberger & Berman Limited Maturity Bond Portfolio
               (investment portfolio for Neuberger &                                $
               Berman Limited Maturity Bond Fund and
               Neuberger & Berman Limited Maturity Bond
               Trust)

       Neuberger & Berman Municipal Money Portfolio                                 $
               (investment portfolio for Neuberger &
               Berman Municipal Money Fund)





       Neuberger & Berman Municipal Securities Portfolio                            $
               (investment portfolio for Neuberger &
               Berman Municipal Securities Trust)

       Neuberger & Berman New York Insured Intermediate                             $
       Portfolio
               (investment portfolio for Neuberger &
               Berman New York Insured Intermediate Fund)

       Neuberger & Berman Ultra Short Bond Portfolio                                $
               (investment portfolio for Neuberger &
               Berman Ultra Short Bond Fund and Neuberger
               & Berman Ultra Short Bond Trust)

       Neuberger & Berman Focus Portfolio                                           $
               (investment portfolio for Neuberger &
               Berman Focus Fund, Neuberger & Berman Focus
               Trust and Neuberger & Berman Focus Assets)


       Neuberger & Berman Genesis Portfolio                                         $
               (investment portfolio for Neuberger &
               Berman Genesis Fund and Neuberger & Berman
               Genesis Trust)

       Neuberger & Berman Guardian Portfolio                                        $
               (investment portfolio for Neuberger &
               Berman Guardian Fund, Neuberger & Berman
               Guardian Trust and Neuberger & Berman
               Guardian Assets)




                                        - 40 -






                                                                     Approximate Net Assets at
                                                                           September 30,
                               Name                                            1996
                               ----                                   -----------------------

       Neuberger & Berman International Portfolio                                   $
               (investment portfolio for Neuberger &
               Berman International Fund)

       Neuberger & Berman Manhattan Portfolio                                       $
               (investment portfolio for Neuberger &
               Berman  Manhattan Fund, Neuberger & Berman
               Manhattan Trust and Neuberger & Berman
               Manhattan Assets)





       Neuberger & Berman Partners Portfolio                                        $
               (investment portfolio for Neuberger &
               Berman Partners Fund, Neuberger & Berman
               Partners Trust and Neuberger & Berman
               Partners Assets)

       Neuberger & Berman Socially Responsive Portfolio                             $
               (investment portfolio for Neuberger &
               Berman Socially Responsive Fund and
               Neuberger & Berman NYCDC Socially
               Responsive Trust)

       Neuberger & Berman Advisers                                                  $
       Managers Trust
               (six series)





                      In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $__________, $___________, and $__________, respectively, at September 30, 1996.


                      The investment decisions concerning the Portfolios and the other funds and portfolios managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

                      There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated as to amounts in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

                      The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolios, the Other N&B Funds, and other managed account(s) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

     Management and Control of N&B Management
     ----------------------------------------

                      The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Irwin Lainoff, director; Marvin C. Schwartz, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia
     A. Brandon, Vice President; Robert Conti, Treasurer; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael M. Kassen, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice
     President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Patrick T. Byrne, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen
     G.  Martinez,  Assistant  Vice  President;  Paul  Metzger,  Assistant  Vice

     President; Kevin L. Risen, Assistant Vice President; Susan Switzer, Assistant Vice President; Susan Walsh, Assistant Vice President; and Celeste Wischerth, Assistant Vice President. Messrs. Cantor, Egener, Giuliano, Lainoff, Schwartz, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Prindle and Vale are general partners of Neuberger & Berman.

                      Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon and Cooper-Shugrue are officers, of each Trust. C. Carl Randolph, a general partner of Neuberger & Berman, also is an officer of each Trust.

                      All of the outstanding voting stock in N&B Management is owned by persons who are also general partners of Neuberger & Berman.


                              DISTRIBUTION ARRANGEMENTS

                      N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this
     SAI  or   that  properly   may  be   included  in   sales  literature   and
     advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

                      The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to a Fund's shareholders, through use of its shareholder list, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.

                      From time to time, N&B Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

                      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until August 3, 1997. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement.


                           ADDITIONAL EXCHANGE INFORMATION

                      As more fully set forth in the section of the Prospectus entitled "Exchanging Shares," an Institution may exchange shares of any Fund for shares of one or more of the other Funds or the income funds that are briefly described below ("Income Funds").

     INCOME FUNDS
     ------------

       Neuberger & Berman              Seeks a higher total return than is
       Ultra Short Bond Trust          available from money market funds, with
                                       minimal risk to principal and liquid-
                                       ity.  The corresponding portfolio
                                       invests in high-quality money market
                                       instruments and short-term debt securi-
                                       ties.

       Neuberger & Berman              Seeks the highest current income con-
       Limited Maturity Bond Trust     sistent with low risk to principal and
                                       liquidity and, secondarily, total
                                       return.  The corresponding portfolio
                                       invests in short- to intermediate-term
                                       debt securities primarily investment
                                       grade, maximum 10% below investment
                                       grade but no lower than B.*/


              Any Fund described herein, and either of the Income Funds, may terminate or modify its exchange privilege in the future.


              Fund shareholders who are considering exchanging shares into either of the funds listed above should note that (1) the Income Funds are series of a Delaware business trust (named "Neuberger & Berman Income Trust") that is registered with the SEC as an open-end management investment company, and (2) each series of Neuberger & Berman Income Trust invests all its net investable assets in a portfolio of Income Managers Trust, an open-end management investment company that is managed by N&B Management. Each such portfolio has an investment objective identical to



     */       As  rated by  Moody's or S&P  or, if unrated, determined  to be of comparable quality.

     that of its corresponding fund and invests in accordance with investment policies and limitations identical to those of that fund.

                      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. In this regard, it should be noted that the Income Funds share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.


                          ADDITIONAL REDEMPTION INFORMATION

     Suspension of Redemptions
     -------------------------

                      The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or
     (4) for such other period as the SEC may by order permit for the protection of a Fund's shareholders; provided that applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or
     (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

     Redemptions in Kind
     -------------------

                      Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole. Redemptions in kind will be made with readily marketable securities to the extent possible.


                          DIVIDENDS AND OTHER DISTRIBUTIONS

                      Each Fund distributes to its shareholders amounts equal to substantially all of its proportionate share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

                      A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include realized gains and losses. Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December, except that Neuberger & Berman Guardian Trust distributes substantially all of its share of Neuberger & Berman Guardian Portfolio's net investment income, if any, at the end of each calendar quarter.

                      Dividends  and/or  other  distributions are  automatically reinvested in additional shares of the distributing Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to any Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.


                              ADDITIONAL TAX INFORMATION

     Taxation of the Funds
     ---------------------

                      In order to  continue to qualify for  treatment as a   RIC
     under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in secu-rities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- (i) options (other than those on foreign currencies), or (ii) foreign currencies or Hedging Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securi-ties) of any one issuer.

                      Certain  funds managed  by  N&B Management,  including the
     Sister Funds, have received a ruling from the Internal Revenue Service ("Service") that each such fund, as an investor in a corresponding portfolio of Managers Trust or Income Managers Trust, will be deemed to own a proportionate share of the portfolio's assets and income for pur-poses of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although that ruling may not be relied on as precedent by the Funds, N&B Management believes that the reasoning thereof and, hence, its conclusion apply to the Funds as well.

                      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

                      See the next section for a discussion of the tax conse-quences to the Funds of distributions to them from the Portfolios, investments by the Portfolios in certain securities, and hedging trans-actions engaged in by the Portfolios.

     Taxation of the Portfolios
     --------------------------

                      The Portfolios have received a ruling from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

                      Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

                      Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

                      Dividends and interest received by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

                      A Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Portfolio holds stock of a PFIC, its corresponding Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

                      If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of its corresponding Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the Portfolio's pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

                      Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to mark to market their stock in certain PFICs. Marking to market, in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark to market gain for each prior year for which an election was in effect).

                      The Portfolios' use of hedging strategies, such as writ-ing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign cur-rencies, will qualify as permissible income for its corresponding Fund under the Income Requirement. However, income from the disposition by a Portfolio of options (other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to a Portfolio's principal business of investing in securities (or options with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.

                      If a Portfolio satisfies certain requirements, any in-crease in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.

                      Neuberger & Berman Partners Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, that Portfolio (and, through it, its corresponding Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because Neuberger & Berman Partners Trust annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, that Fund may be required in a parti-cular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash Neuberger & Berman Partners Portfolio actually receives. Those distributions will be made from that Fund's (or its proportionate share of that Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. That Portfolio may realize capital gains or losses from those sales, which would increase or decrease Neuberger & Berman Partners Trust's investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce Neuberger & Berman Partners Portfolio's ability to sell other securities, or certain Hedging Instruments, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

     Taxation of the Funds' Shareholders
     -----------------------------------

                      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


                                PORTFOLIO TRANSACTIONS

                      Neuberger & Berman acts as each Portfolio's principal broker in the purchase and sale of its portfolio securities (other than the substantial portion of the portfolio transactions of Neuberger & Berman Genesis Portfolio that involves securities traded on the OTC market, which that Portfolio purchases and sells in principal transactions with dealers who are the principal market makers for the securities) and in connection with the writing of covered call options on its securities.

                      During the fiscal year ended August 31, 1994, Neuberger & Berman Manhattan Portfolio paid brokerage commissions of $655,640, of which $525,610 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $654,982, of which $436,568 was paid to Neuberger & Berman.


                      During the fiscal year ended August 31, 1996, Neuberger & Berman Manhattan Portfolio paid brokerage commissions of $__________, of which $____________ was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised _____% of the aggregate dollar amount of transactions involving the payment of commissions, and _____% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. _____% of the $_______ paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $__________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"):
     __________________________; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows:
     $_________.


                      During the fiscal year ended August 31, 1994, Neuberger & Berman Genesis Portfolio paid brokerage commissions of $287,587, of which $170,883 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $199,718, of which $118,014 was paid to Neuberger & Berman.


                      During the fiscal year ended August 31, 1996, Neuberger & Berman Genesis Portfolio paid brokerage commissions of $________, of which $_________ was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised _____% of the aggregate dollar amount of transactions involving the payment of commissions, and _____% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. _____% of the $______ paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $__________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds:
     ______________; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: $_____________.


                      During the fiscal year ended August 31, 1994, Neuberger & Berman Focus Portfolio paid brokerage commissions of $719,994, of which $567,972 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $1,031,245, of which $617,957 was paid to Neuberger & Berman.


                      During the fiscal year ended August 31, 1996, Neuberger & Berman Focus Portfolio paid brokerage commissions of $__________, of which $_________ was paid to Neuberger & Berman. Transactions in which that
     Portfolio used Neuberger & Berman as broker comprised _____% of the aggregate dollar amount of transactions involving the payment of commissions, and _____% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. _____% of the $___________ paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $_____________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds:
     __________________; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: $_________.


                      During the fiscal year ended August 31, 1994, Neuberger & Berman Guardian Portfolio paid brokerage commissions of $2,207,401, of which $1,647,807 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $3,751,206, of which $2,521,523 was paid to Neuberger & Berman.


                      During the fiscal year ended August 31, 1996, Neuberger & Berman Guardian Portfolio paid brokerage commissions of $_____, of which $______ was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised _____% of the aggregate dollar amount of transactions involving the payment of commissions, and _____% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. _____% of the $_________ paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $___________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds:
     ______________; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: $_________.


                      During the fiscal year ended August 31, 1994, Neuberger & Berman Partners Portfolio paid brokerage commissions of $2,994,540, of which $2,031,570 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $4,608,156, of which $3,092,789 was paid to Neuberger & Berman.








              During the fiscal year ended August 31, 1996, Neuberger & Berman Partners Portfolio paid brokerage commissions of $_________, of which $_________ was paid to Neuberger & Berman. Transactions in which that
     Portfolio used Neuberger & Berman as broker comprised _____% of the aggregate dollar amount of transactions involving the payment of commissions, and _____% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. _____% of the $_________ paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $___________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds:
     _____________; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: $_________.

                      Insofar as portfolio transactions of Neuberger & Berman Partners Portfolio result from active management of equity securities, and insofar as portfolio transactions of Neuberger & Berman Manhattan

     Portfolio result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Portfolios to brokers (including Neuberger & Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

                      Portfolio securities are, from time to time, loaned by a Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by a Portfolio to Neuberger & Berman must be fully secured by cash collateral. Under the order, the portion of the income on the cash collateral which may be shared with Neuberger & Berman is determined with reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from a Portfolio in order to re-lend them to others, Neuberger & Berman is required to pay that Portfolio, on a quarterly basis, certain "excess earnings" that Neuberger & Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger & Berman desires to borrow a security that a Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from that Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If a Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse that Portfolio for such loss.


                      During the fiscal years ended August 31, 1996, 1995 and 1994, the Portfolios earned the following amounts of interest income from the collateralization of securities loans, from which Neuberger & Berman was paid the indicated amounts:





                                        Neuberger &     Neuberger &     Neuberger &    Neuberger &    Neuberger &
                                          Berman          Berman          Berman          Berman         Berman
                                         Guardian          Focus         Partners        Genesis       Manhattan
                                         Portfolio       Portfolio       Portfolio      Portfolio      Portfolio
                                         ---------       ---------       ---------      ---------      ---------



       1994
       ----




         Interest                        $ 147,103         38,627          16,085           0                 0

         Payment to N&B                  $ 119,602         33,225          13,880           0                 0

       1995
       ----

         Interest                       $1,430,672        327,447          52,410           0            507,239

         Payment to N&B                 $1,252,190        291,207          48,736           0            270,594

       1996
       ----

                                       $
         Interest

         Payment to N&B                $










                      Each Portfolio may also lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. The
     Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

                      A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolios.

                      In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders.
     Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management (the Portfolio's investment manager and an affiliate of Neuberger & Berman), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolios' knowledge no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.

                      The use of Neuberger & Berman as a broker for each Port-folio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Portfolio Trustees have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman complies with the reporting requirements of Section 11(a).

                      Under the 1940 Act, commissions paid by a Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

                      A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolios and to its other customers and information concerning the prevailing level of
     commissions   charged  by   other  brokers   having  comparable   execution
     capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolios must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.




                      To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order actually placed by the account bears to the aggregate size of orders simultaneously made by the other accounts, subject to de minimis exceptions; all participating accounts will pay or receive the same price.


                      Each Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.


                      A committee comprised of officers of N&B Management and partners of Neuberger & Berman who are portfolio managers of some of the Portfolios and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transac-tions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

                      The commissions charged by a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolios by supplementing the research otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolios' benefit.

                      Mark R. Goldstein; Judith M. Vale; Lawrence Marx III, Kent C. Simons, and Kevin L. Risen; and Michael M. Kassen and Robert I. Gendelman, each of whom is a Vice President of N&B Management (except for Mr. Risen and Mr. Gendelman, who are Assistant Vice Presidents) and a general partner of Neuberger & Berman (except for Mr. Risen and Mr. Gendelman), are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of Neuberger & Berman Manhattan, Neuberger & Berman Genesis, Neuberger & Berman Focus and Neuberger & Berman Guardian, and Neuberger & Berman Partners Portfolios, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. If Mr. Goldstein is unavailable to perform his responsibilities, Susan Switzer, who is an Assistant Vice President of N&B Management, will assume responsibility for the portfolio of Neuberger & Berman Manhattan Portfolio.

     Portfolio Turnover
     ------------------

                      A Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the value of the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the monthly average of the value of such securities owned by the Portfolio during the fiscal year.


                               REPORTS TO SHAREHOLDERS

                      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors or independent accountants for the Fund and its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.


                                     ORGANIZATION

                      Prior to January 1, 1995, the names of Neuberger and Berman Focus Trust and Neuberger & Berman Focus Portfolio were Neuberger & Berman Selected Sectors Trust and Neuberger & Berman Selected Sectors Portfolio, respectively.



                             CUSTODIAN AND TRANSFER AGENT

                      Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. State Street also serves as each Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions.


                           INDEPENDENT AUDITORS/ACCOUNTANTS

                      Each Fund and Portfolio (other than Neuberger & Berman Manhattan Trust and Portfolio) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. Neuberger & Berman Manhattan Trust and Portfolio have selected Coopers & Lybrand L.L.P., One Post Office Square,

     Boston, MA 02109, as the independent accountants who will audit their financial statements.


                                    LEGAL COUNSEL

                      Each  Fund  and  Portfolio  has  selected  Kirkpatrick   &
     Lockhart LLP, 1800 Massachusetts Ave., 2nd Floor, N.W., Washington, D.C. 20036-1800, as its legal counsel.


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                      The following table sets forth the name, address, and percentage of ownership of each person who owned of record, or who was known by each Fund to own beneficially or of record, 5% or more of that Fund's outstanding shares at ____________, 1996:


                                                                                                     Percentage of
                                                                                                      Ownership at
                                         Name and Address                                                      ,1996
                                         ----------------                                           ---------------






       Neuberger & Berman Manhattan      MAC & Co.                                                       _____%
       Trust                             A/C 195-643
                                         Mellon Bank N.A.
                                         Mutual Funds
                                         P.O. Box 320
                                         Pittsburgh, PA 15230-0320

                                         The Northern Trust Co., Trustee                                 _____%
                                         FBO Case Corporation
                                         22-75833
                                         P.O. Box 92956
                                         Chicago, IL 60675-0001

                                         Riggs National Bank of Washington DC Retirement
                                         Plan for Employees of Professional Golfers Assoc.               ____%
                                         of America
                                         100 Avenue of the Champions
                                         Palm Beach Gardens, FL 33418-3653

                                         National Finance Services Corp.*
                                         P.O. Box 3908
                                         Church Street Station
                                         New York, NY 100008-3908                                        ____%
















                                        - 60 -






                                                                                                     Percentage of
                                                                                                      Ownership at
                                         Name and Address                                                      ,1996
                                         ----------------                                           ---------------



       Neuberger & Berman Partners       PRC Inc.                                                        _____%
       Trust                             c/o T. Rowe Price Financial
                                         Attn:  Asset Recom.
                                         P.O. Box 17215
                                         Baltimore, MD 21297-0354

                                         The Bank of NY, Trustee                                         _____%
                                         Chesapeake Corp. 401(k) Plan
                                         One Wall Street
                                         Master Trust
                                         7th Floor
                                         New York, NY 10286-0001

                                         National Financial Services Corp.*                              _____%
                                         P.O. Box 3908
                                         Church Street Station
                                         New York, NY 10008-3908

                                         Marshall & Isley Trust Co., Trustee
                                         Mitra & Co.                                                     ____%
                                         Attn:  Exp Mutual Funds TR14
                                         1000 N. Water Street
                                         Milwaukee, WI 53202-3197























                                        - 61 -






                                                                                                     Percentage of
                                                                                                      Ownership at
                                         Name and Address                                                      ,1996
                                         ----------------                                           ---------------



       Neuberger & Berman Guardian       The Northern Trust Co., Trustee                                 _____%
       Trust                             Digital Equipment Corp.
                                         DTD 1-3-95
                                         P.O. Box 92956
                                         Chicago, IL 60675-0001

                                         MAC & Co.
                                         A/C 195-643                                                     _____%
                                         Mellon Bank N.A.
                                         P.O. Box 320
                                         Pittsburgh, PA 15230-0320

                                         National Financial Services Corp.*
                                         P.O. Box 3908                                                   ____%
                                         Church Street Station
                                         New York, NY 100008-3908

                                         The Bank of NY, Trustee
                                         Melville Corp. 401(k)
                                         PSRP-General DTD 6/7/89                                         ____%
                                         1 Wall Street, 7th Floor
                                         New York, NY 10286-0001

                                         MAC & Co.
                                         A/C #854-169
                                         Mellon Bank N.A.                                                ____%
                                         Mutual Funds Dept.
                                         P.O. Box 320
                                         Pittsburgh, PA 15230-0320

















                                        - 62 -






                                                                                                     Percentage of
                                                                                                      Ownership at
                                         Name and Address                                                      ,1996
                                         ----------------                                           ---------------



       Neuberger & Berman Focus Trust    National Financial Services Corp.*                              _____%
                                         P.O. Box 3908
                                         Church Street Station
                                         New York, NY 100008-3908

                                         MAC & Co.
                                         A/C 195-643                                                     _____%
                                         Mellon Bank N.A.
                                         P.O. Box 320
                                         Pittsburgh, PA 15230-0320

                                         Aetna Life Insurance & Annuity Co.
                                         ACES - Separate Account F                                       ____%
                                         Attn:  Michael Weiner - RTAL
                                         15 Farmington Ave.
                                         Hartford, CT 06156-0001

       Neuberger & Berman Genesis        Profit Sharing Plan for Partners & Principals of                _____%
       Trust                             Price Waterhouse
                                         P.O. Box 30004
                                         Tampa, FL 33630-3004

                                         MAC & Co.
                                         A/C 195-643                                                     _____%
                                         Mellon Bank N.A.
                                         P.O. Box 320
                                         Pittsburgh, PA 15230-0320




     * National Financial Services Corp. holds these shares of record for the account of certain of its clients and has informed the Funds of its policy to maintain the confidentiality of holdings in its client accounts unless disclosure is expressly required by law.

                                REGISTRATION STATEMENT

                      This SAI and the Prospectus do not contain all the infor-mation included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.


                      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


                                FINANCIAL STATEMENTS

                      The following financial statements and related documents are incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended August 31, 1996:





              [To be filed by Amendment to the Trust's registration statement]

                                                                      Appendix A

                   RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

                      S&P corporate bond ratings:

                      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

                      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                      CI - The rating CI is reserved for income bonds on which no interest is being paid.

                      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                      Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                      Moody's corporate bond ratings:

                      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

                      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                      A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                      Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                      Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                      Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Modifiers--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.

                      S&P commercial paper ratings:

                      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                      Moody's commercial paper ratings

                      Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                      - Leading market positions in well-established industries.
                      -        High rates of return on funds employed.
                      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
                      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                                                 Appendix B

                                  PERFORMANCE DATA

                           [To be filed by amendment to the
                           Trust's Registration Statement.]

                                                                      Appendix C


                                THE ART OF INVESTMENT:
                          A CONVERSATION WITH ROY NEUBERGER

                           [To be filed by amendment to the
                           Trust's Registration Statement.]

                           NEUBERGER & BERMAN EQUITY TRUST
                     POST-EFFECTIVE AMENDMENT NO. 9 ON FORM N-1A

                                       PART C

                                  OTHER INFORMATION

     Item 24.         Financial Statements and Exhibits
     --------         ---------------------------------

     (a)      Financial Statements:

              Audited financial statements for the fiscal year ended August 31, 1996 for Neuberger & Berman Equity Trust (with respect to Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust, and Neuberger & Berman Partners Trust) and Equity Managers Trust (with respect to Neuberger & Berman Focus Portfolio, Neuberger & Berman Genesis Portfolio, Neuberger & Berman Guardian Portfolio, Neuberger & Berman Manhattan Portfolio, Neuberger & Berman Partners Portfolio) will be filed by amendment to Registrant's Registration Statement.

              Included in Part A of this Post-Effective Amendment:

                      Form of FINANCIAL HIGHLIGHTS for the period indicated therein for Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust, and Neuberger & Berman Partners Trust, to be filed by amendment to the Registrant's registration statement.


     (b)      Exhibits:
               Exhibit
               Number                    Description
               ------                    -----------

                (1)     (a)     Certificate of Trust.  Incorporated by Reference to Post-
                                Effective No. 8 to Registrant's Registration Statement, File
                                Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-
                                000427.

                        (b)     Trust Instrument of Neuberger & Berman Equity Trust.
                                Incorporated by Reference to Post-Effective No. 8 to
                                Registrant's Registration Statement, File Nos. 33-64368 and 811-
                                7784, Edgar Accession No. 0000898432-95-000427.



                                         C-1






               Exhibit
               Number                    Description
               ------                    -----------

                        (c)     Schedule A - Current Series of Neuberger & Berman Equity Trust.
                                Incorporated by Reference to Post-Effective No. 8 to
                                Registrant's Registration Statement, File Nos. 33-64368 and 811-
                                7784, Edgar Accession No. 0000898432-95-000427.

            (2)         By-laws of Neuberger & Berman Equity Trust.  Incorporated by Reference to
                        Post-Effective No. 8 to Registrant's Registration Statement, File
                        Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

            (3)         Voting Trust Agreement.  None.

            (4)         Specimen Share Certificate.  Incorporated by reference to Post-Effective
                        Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-
                        64368 and 811-7784.

            (5)         (a)     (i)      Management Agreement Between Equity Managers Trust and
                                         Neuberger & Berman Management Incorporated.
                                         Incorporated by Reference to Post-Effective Amendment
                                         No. 70 to Registration Statement of Neuberger & Berman
                                         Equity Funds, File Nos. 2-11357 and 811-582, Edgar
                                         Accession No. 0000898432-000314.

                                (ii)     Schedule A - Series of Equity Managers Trust Currently
                                         Subject to the Management Agreement.  Incorporated by
                                         Reference to Post-Effective Amendment No. 70 to
                                         Registration Statement of Neuberger & Berman Equity
                                         Funds, File Nos. 2-11357 and 811-582, Edgar Accession
                                         No. 0000898432-000314.

                                (iii)    Schedule B - Schedule of Compensation Under the
                                         Management Agreement. Incorporated by Reference to Post-
                                         Effective Amendment No. 70 to Registration Statement of
                                         Neuberger & Berman Equity Funds, File Nos. 2-11357 and
                                         811-582, Edgar Accession No. 0000898432-000314.

                        (b)     (i)      Sub-Advisory Agreement Between Neuberger & Berman
                                         Management Incorporated and Neuberger & Berman, L.P.
                                         with Respect to Equity Managers Trust.  Incorporated by
                                         Reference to Post-Effective Amendment No. 70 to
                                         Registration Statement of Neuberger & Berman Equity
                                         Funds, File Nos. 2-11357 and 811-582, Edgar Accession
                                         No. 0000898432-000314.






                                         C-2






               Exhibit
               Number                    Description
               ------                    -----------

                                (ii)     Schedule A - Series of Equity Managers Trust Currently
                                         Subject to the Sub-Advisory Agreement.  Incorporated by
                                         Reference to Post-Effective Amendment No. 70 to
                                         Registration Statement of Neuberger & Berman Equity
                                         Funds, File Nos. 2-11357 and 811-582, Edgar Accession
                                         No. 0000898432-000314.

            (6)         (a)     Distribution Agreement Between Neuberger & Berman Equity Trust
                                and Neuberger & Berman Management Incorporated.  Incorporated by
                                Reference to Post-Effective No. 8 to Registrant's Registration
                                Statement, File Nos. 33-64368 and 811-7784, Edgar Accession
                                No. 0000898432-95-000427.

                        (b)     Schedule A - Series of Neuberger & Berman Equity Trust Currently
                                Subject to the Distribution Agreement.  Incorporated by
                                Reference to Post-Effective No. 8 to Registrant's Registration
                                Statement, File Nos. 33-64368 and 811-7784, Edgar Accession
                                No. 0000898432-95-000427.

            (7)         Bonus, Profit Sharing or Pension Plans.  None.

            (8)         (a)     Custodian Contract Between Neuberger & Berman Equity Trust and
                                State Street Bank and Trust Company.  Incorporated by Reference
                                to Post-Effective No. 8 to Registrant's Registration Statement,
                                File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-
                                95-000427.

                        (b)     Schedule A - Approved Foreign Banking Institutions and
                                Securities Depositories Under the Custodian Contract.  To Be
                                Filed by Amendment.

            (9)         (a)     (i)      Transfer Agency and Service Agreement Between Neuberger
                                         & Berman Equity Trust and State Street Bank and Trust
                                         Company.  Incorporated by Reference to Post-Effective
                                         No. 8 to Registrant's Registration Statement, File
                                         Nos. 33-64368 and 811-7784, Edgar Accession
                                         No. 0000898432-95-000427.

                                (ii)     Agreement Between Neuberger & Berman Equity Trust and
                                         State Street Bank and Trust Company Adding Neuberger &
                                         Berman NYCDC Socially Responsive Trust as a Portfolio
                                         Governed by the Transfer Agency Agreement.  Incorporated
                                         by Reference to Post-Effective No. 8 to Registrant's
                                         Registration Statement, File Nos. 33-64368 and 811-7784,
                                         Edgar Accession No. 0000898432-95-000427.



                                         C-3






               Exhibit
               Number                    Description
               ------                    -----------


                                (iii)    First Amendment to Transfer Agency and Service Agreement
                                         between Equity Trust and State Street Bank and Trust
                                         Company.  Incorporated by Reference to Post-Effective
                                         No. 8 to Registrant's Registration Statement, File
                                         Nos. 33-64368 and 811-7784, Edgar Accession
                                         No. 0000898432-95-000427.



                        (b)     (i)      Administration Agreement Between Neuberger & Berman
                                         Equity Trust and Neuberger & Berman Management
                                         Incorporated.  Incorporated by Reference to Post-
                                         Effective No. 8 to Registrant's Registration Statement,
                                         File Nos. 33-64368 and 811-7784, Edgar Accession
                                         No. 0000898432-95-000427.

                                (ii)     Schedule A - Series of Neuberger & Berman Equity Trust
                                         Currently Subject to the Administration Agreement.
                                         Incorporated by Reference to Post-Effective No. 8 to
                                         Registrant's Registration Statement, File Nos. 33-64368
                                         and 811-7784, Edgar Accession No. 0000898432-95-000427.

                                (iii)    Schedule B - Schedule of Compensation Under the
                                         Administration Agreement.  Incorporated by Reference to
                                         Post-Effective No. 8 to Registrant's Registration
                                         Statement, File Nos. 33-64368 and 811-7784, Edgar
                                         Accession No. 0000898432-95-000427.

            (10)                Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities
                                Matters.  To Be Filed by Amendment.

            (11)        (a)     Consent of Ernst & Young LLP, Independent Auditors.  To Be Filed
                                by Amendment.

                        (b)     Consent of Coopers & Lybrand L.L.P., Independent Accountants. To
                                Be Filed by Amendment.

            (12)                Financial Statements Omitted from Prospectus.  None.

            (13)                Letter of Investment Intent.  None.

            (14)                Prototype Retirement Plan.  None.

            (15)                Plan Pursuant to Rule 12b-1.  None.



                                         C-4






               Exhibit
               Number                    Description
               ------                    -----------

            (16)                Schedule of Computation of Performance Quotations.  Incorporated
                                by Reference to Post-Effective Amendment No. 4 to Registrant's
                                Registration Statement, File Nos. 33-64368 and 811-7784.

            (17)                Financial Data Schedule.  To Be Filed by Amendment.

            (18)                Plan Pursuant to Rule 18f-3.  None



                      Persons Controlled by or under Common Control with
     Item 25.         Registrant.
     -------          ------------------------------------------------------

          No person is controlled by or under common control with the Registrant.

     Item 26.         Number of Holders of Securities.
     -------          -------------------------------

          The following information is given as of July 31, 1996.

          Number of
          Title of Class                                         Record Holders
          --------------                                         --------------

              Shares of beneficial
              interest, $0.001 par value, of:

          Neuberger & Berman Focus Trust                               69
          Neuberger & Berman Genesis Trust                             29
          Neuberger & Berman Guardian Trust                           341
          Neuberger & Berman Manhattan Trust                           41
          Neuberger & Berman Partners Trust                            63
          Neuberger & Berman NYCDC Socially Responsive Trust            3

     Item 27.         Indemnification.
     -------          ---------------

          A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

          Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

          Section 9 of the Management Agreement between Equity Managers Trust and Neuberger and Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any series of Equity Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Equity Managers Trust or a Portfolio of Equity Managers Trust or its interestholders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or
     (ii) to protect any director, officer or employee of N&B Management who is or was a Trustee or officer of Equity Managers Trust against any liability to Equity Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Equity Managers Trust.

          Section 1 of the Sub-Advisory Agreement between Equity Managers Trust and Neuberger & Berman, L.P. ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Portfolio of Equity Managers Trust or its interestholders in connection with the matters to which the Agreement relates.

          Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                      Business and Other Connections of Adviser and
     Item 28.         Sub-Adviser.
     -------          ---------------------------------------------

          There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of the Sub-Adviser is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

       NAME                                      BUSINESS AND OTHER CONNECTIONS
       ----                                      ------------------------------


       Claudia A. Brandon                        Secretary, Neuberger & Berman Advisers Management Trust (Delaware business
       Vice President, N&B                       trust); Secretary, Advisers Managers Trust; Secretary, Neuberger & Berman
       Management                                Advisers Management Trust (Massachusetts business trust) (1); Secretary,
                                                 Neuberger & Berman Income Funds; Secretary, Neuberger & Berman Income
                                                 Trust; Secretary, Neuberger & Berman Equity Funds; Secretary, Neuberger &
                                                 Berman Equity Trust; Secretary, Income Managers Trust; Secretary, Equity
                                                 Managers Trust; Secretary, Global Managers Trust; Secretary, Neuberger &
                                                 Berman Equity Assets.

       Stacy Cooper-Shugrue                      Assistant Secretary, Neuberger & Berman Advisers Management Trust
       Assistant Vice President,                 (Delaware business trust); Assistant Secretary, Advisers Managers Trust;
       N&B Management                            Assistant Secretary, Neuberger & Berman Advisers Management Trust
                                                 (Massachusetts business trust) (1); Assistant Secretary, Neuberger &
                                                 Berman Income Funds; Assistant Secretary, Neuberger & Berman Income Trust;
                                                 Assistant Secretary, Neuberger & Berman Equity Funds; Assistant Secretary,
                                                 Neuberger & Berman Equity Trust; Assistant Secretary, Income Managers
                                                 Trust; Assistant Secretary, Equity Managers Trust; Assistant Secretary,
                                                 Global Managers Trust; Assistant Secretary, Neuberger & Berman Equity
                                                 Assets.

       Robert Cresci                             Assistant Portfolio Manager, BNP-N&B Global Asset Management L.P. (joint
       Assistant Vice President,                 venture of Neuberger & Berman and Banque Nationale de Paris) (2).
       N&B Management

       Barbara DiGiorgio,                        Assistant Treasurer, Neuberger & Berman Advisers Management Trust
       Assistant Vice President,                 (Delaware business trust); Assistant Treasurer, Advisers Managers Trust;
       N&B Management                            Assistant Treasurer, Neuberger & Berman Income Funds; Assistant Treasurer,
                                                 Neuberger & Berman Income Trust; Assistant Treasurer, Neuberger & Berman
                                                 Equity Funds; Assistant Treasurer, Neuberger & Berman Equity Trust;
                                                 Assistant Treasurer, Income Managers Trust; Assistant Treasurer, Equity
                                                 Managers Trust; Assistant Treasurer, Global Managers Trust; Assistant
                                                 Treasurer, Neuberger & Berman Equity Assets.














                                         C-8






       NAME                                      BUSINESS AND OTHER CONNECTIONS
       ----                                      ------------------------------

       Stanley Egener                            Chairman of the Board and Trustee, Neuberger & Berman Advisers Management
       President and Director,                   Trust (Delaware business trust); Chairman of the Board and Trustee,
       N&B Management; General Partner,          Advisers Managers Trust; Chairman of the Board and Trustee, Neuberger &
       Neuberger & Berman                        Berman Advisers Management Trust (Massachusetts business trust) (1);
                                                 Chairman of the Board and Trustee, Neuberger & Berman Income Funds;
                                                 Chairman of the Board and Trustee, Neuberger & Berman Income Trust;
                                                 Chairman of the Board and Trustee, Neuberger & Berman Equity Funds;
                                                 Chairman of the Board and Trustee, Neuberger & Berman Equity Trust;
                                                 Chairman of the Board and Trustee, Income Managers Trust; Chairman of the
                                                 Board and Trustee, Equity Managers Trust; Chairman of the Board and
                                                 Trustee, Global Managers Trust; Chairman of the Board and Trustee,
                                                 Neuberger & Berman Equity Assets.

       Theodore P. Giuliano                      President and Trustee, Neuberger & Berman Income Funds; President and
       Vice President and                        Trustee, Neuberger & Berman Income Trust; President and Trustee, Income
       Director, N&B Management;                 Managers Trust.
       General Partner, Neuberger & Berman

       C. Carl Randolph                          Assistant Secretary, Neuberger & Berman Advisers Management Trust
       General Partner, Neuberger & Berman       (Delaware business trust); Assistant Secretary, Advisers Managers Trust;
                                                 Assistant Secretary, Neuberger & Berman Advisers Management Trust
                                                 (Massachusetts business trust) (1); Assistant Secretary, Neuberger &
                                                 Berman Income Funds; Assistant Secretary, Neuberger & Berman Income Trust;
                                                 Assistant Secretary, Neuberger & Berman Equity Funds; Assistant Secretary,
                                                 Neuberger & Berman Equity Trust; Assistant Secretary, Income Managers
                                                 Trust; Assistant Secretary, Equity Managers Trust; Assistant Secretary,
                                                 Global Managers Trust; Assistant Secretary, Neuberger & Berman Equity
                                                 Assets.

       Felix Rovelli                             Senior Vice President-Senior Equity Portfolio Manager, BNP-N&B Global
       Vice President,                           Asset Management L.P. (joint venture of Neuberger & Berman and Banque
       N&B Management                            Nationale de Paris) (2).

       Richard Russell                           Treasurer, Neuberger & Berman Advisers Management Trust (Delaware business
       Vice President,                           trust); Treasurer, Advisers Managers Trust; Treasurer, Neuberger & Berman
       N&B Management                            Advisers Management Trust (Massachusetts business trust) (1); Treasurer,
                                                 Neuberger & Berman Income Funds; Treasurer, Neuberger & Berman Income
                                                 Trust; Treasurer, Neuberger & Berman Equity Funds; Treasurer, Neuberger &
                                                 Berman Equity Trust; Treasurer, Income Managers Trust; Treasurer, Equity
                                                 Managers Trust; Treasurer, Global Managers Trust; Treasurer, Neuberger &
                                                 Berman Equity Assets.









                                         C-9






       NAME                                      BUSINESS AND OTHER CONNECTIONS
       ----                                      ------------------------------

       Daniel J. Sullivan                        Vice President, Neuberger & Berman Advisers Management Trust (Delaware
       Senior Vice President, N&B Management     business trust); Vice President, Advisers Managers Trust; Vice President,
                                                 Neuberger & Berman Advisers Management Trust (Massachusetts business trust) (1); Vice President, Neuberger & Berman Income Funds; Vice
                                                 President, Neuberger & Berman Income Trust; Vice President, Neuberger &
                                                 Berman Equity Funds; Vice President, Neuberger & Berman Equity Trust; Vice
                                                 President, Income Managers Trust; Vice President, Equity Managers Trust;
                                                 Vice President, Global Managers Trust; Vice President, Neuberger & Berman
                                                 Equity Assets.

       Susan Switzer                             Portfolio Manager, Mitchell Hutchins Asset Management Inc., 1285 Avenue of
       Assistant Vice President,                 the Americas, New York, New York 10019 (3).
       N&B Management


       Michael J. Weiner                         Vice President, Neuberger & Berman Advisers Management Trust (Delaware
       Senior Vice President,                    business trust); Vice President, Advisers Managers Trust; Vice President,
       N&B Management                            Neuberger & Berman Advisers Management Trust (Massachusetts business trust) (1); Vice President, Neuberger & Berman Income Funds; Vice
                                                 President, Neuberger & Berman Income Trust; Vice President, Neuberger &
                                                 Berman Equity Funds; Vice President, Neuberger & Berman Equity Trust; Vice
                                                 President, Income Managers Trust; Vice President, Equity Managers Trust;
                                                 Vice President, Global Managers Trust; Vice President, Neuberger & Berman
                                                 Equity Assets.

       Celeste Wischerth,                        Assistant Treasurer, Neuberger & Berman Advisers Management Trust
       Assistant Vice President,                 (Delaware business trust); Assistant Treasurer, Advisers Managers Trust;
       N&B Management                            Assistant Treasurer, Neuberger & Berman Income Funds; Assistant Treasurer,
                                                 Neuberger & Berman Income Trust; Assistant Treasurer, Neuberger & Berman
                                                 Equity Funds; Assistant Treasurer, Neuberger & Berman Equity Trust;
                                                 Assistant Treasurer, Income Managers Trust; Assistant Treasurer, Equity
                                                 Managers Trust; Assistant Treasurer, Global Managers Trust; Assistant
                                                 Treasurer, Neuberger & Berman Equity Assets.

       Lawrence Zicklin                          President and Trustee, Neuberger & Berman Advisers Management Trust
       Director, N&B Management;                 (Delaware business trust); President and Trustee, Advisers Managers Trust;
       General Partner, Neuberger & Berman       President and Trustee, Neuberger & Berman Advisers Management Trust
                                                 (Massachusetts business trust) (1); President and Trustee, Neuberger &
                                                 Berman Equity Funds; President and Trustee, Neuberger & Berman Equity
                                                 Trust; President and Trustee, Equity Managers Trust; President, Global
                                                 Managers Trust; President and Trustee, Neuberger & Berman Equity Assets.


          The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

     (1)  Until April 30, 1995.
     (2)  Until October 31, 1995.
     (3)  Until 1994.

     Item 29.      Principal Underwriters.
     -------       ----------------------

                   (a) Neuberger & Berman Management Incorporated, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                   Neuberger & Berman Advisers Management Trust
                   Neuberger & Berman Equity Funds
                   Neuberger & Berman Equity Assets
                   Neuberger & Berman Income Funds
                   Neuberger & Berman Income Trust

                   Neuberger & Berman Management Incorporated is also the investment manager to the master funds in which the above-named investment companies invest.

                   (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                           POSITIONS AND OFFICES                     POSITIONS AND OFFICES
       NAME                                WITH UNDERWRITER                          WITH REGISTRANT
       ----                                ---------------------                     ---------------------


       Claudia A. Brandon                  Vice President                            Secretary

       Patrick T. Byrne                    Assistant Vice President                  None

       Richard A. Cantor                   Chairman of the Board and Director        None

       Robert Conti                        Treasurer                                 None

       Stacy Cooper-Shugrue                Assistant Vice President                  Assistant Secretary

       Robert Cresci                       Assistant Vice President                  None

       William Cunningham                  Vice President                            None


                                         C-11






                                           POSITIONS AND OFFICES                     POSITIONS AND OFFICES
       NAME                                WITH UNDERWRITER                          WITH REGISTRANT
       ----                                ---------------------                     ---------------------

       Barbara DiGiorgio                   Assistant Vice President                  Assistant Treasurer

       Roberta D'Orio                      Assistant Vice President                  None

       Stanley Egener                      President and Director                    Chairman of the Board of Trustees
                                                                                     (Chief Executive Officer)

       Joseph G. Galli                     Assistant Vice President                  None

       Robert I. Gendelman                 Assistant Vice President                  None

       Mark R. Goldstein                   Vice President                            None

       Theodore P. Giuliano                Vice President and Director               None

       Farha-Joyce Haboucha                Vice President                            None

       Leslie Holliday-Soto                Assistant Vice President                  None

       Jody L. Irwin                       Assistant Vice President                  None

       Michael M. Kassen                   Vice President                            None

       Irwin Lainoff                       Director                                  None

       Michael Lamberti                    Vice President                            None

       Josephine Mahaney                   Vice President                            None

       Carmen G. Martinez                  Assistant Vice President                  None

       Lawrence Marx III                   Vice President                            None

       Ellen Metzger                       Vice President and Secretary              None

       Paul Metzger                        Assistant Vice President                  None

       Janet W. Prindle                    Vice President                            None

       Kevin L. Risen                      Assistant Vice President                  None

       Felix Rovelli                       Vice President                            None

       Richard Russell                     Vice President                            Treasurer (Principal Accounting
                                                                                     Officer)

       Marvin C. Schwartz                  Director                                  None


                                         C-12






                                           POSITIONS AND OFFICES                     POSITIONS AND OFFICES
       NAME                                WITH UNDERWRITER                          WITH REGISTRANT
       ----                                ---------------------                     ---------------------

       Kent C. Simons                      Vice President                            None

       Frederick B. Soule                  Vice President                            None

       Peter E. Sundman                    Senior Vice President                     None

       Daniel J. Sullivan                  Senior Vice President                     Vice President

       Susan Switzer                       Assistant Vice President                  None

       Andrea Trachtenberg                 Vice President of Marketing               None

       Judith M. Vale                      Vice President                            None

       Clara Del Villar                    Vice President                            None

       Susan Walsh                         Assistant Vice President                  None

       Michael J. Weiner                   Senior Vice President                     Vice President
                                                                                     (Principal Financial Officer)

       Celeste Wischerth                   Assistant Vice President                  Assistant Treasurer

       Thomas Wolfe                        Vice President                            None

       Lawrence Zicklin                    Director                                  Trustee and President



              (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

     Item 30.         Location of Accounts and Records.
     -------          --------------------------------

                      All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

                      All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and shareholders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

     Item 31.         Management Services
     -------          -------------------

                      Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

     Item 32.         Undertakings
     -------          ------------

                      Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders of Neuberger & Berman Focus, Neuberger & Berman Genesis, Neuberger & Berman Guardian, Neuberger & Berman Manhattan, and Neuberger & Berman Partners Trusts, upon request and without charge.

                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY TRUST has duly caused this Post-Effective Amendment No. 9 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 4th day of October, 1996.

                                       NEUBERGER & BERMAN EQUITY TRUST

                                            /s/ Lawrence Zicklin
                                         By:-------------------------
                                                Lawrence Zicklin
                                                President

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 has been signed below by the following persons in the capacities and on the date indicated.



       Signature                     Title                              Date
       ---------                     -----                              ----

       /s/ Faith Colish              Trustee                            October 4, 1996
       -----------------------
       Faith Colish*

       /s/Donald M. Cox              Trustee                            October 4, 1996
       -----------------------
       Donald M. Cox*

       /s/Stanley Egener             Chairman of the Board and          October 4, 1996
       -----------------------       Trustee (Chief Executive
       Stanley Egener*               Officer)
       /s/Howard A. Mileaf           Trustee                            October 4, 1996
       -----------------------
       Howard A. Mileaf*

       /s/Edward I. O'Brien          Trustee                            October 4, 1996
       -----------------------
       Edward I. O'Brien*
                                     (signatures continued on next page)






       Signature                     Title                              Date
       ---------                     -----                              ----

       /s/John T. Patterson, Jr.     Trustee                            October 4, 1996
       -------------------------
       John T. Patterson, Jr.*
       /s/John P. Rosenthal          Trustee                            October 4, 1996
       -------------------------
       John P. Rosenthal*

       /s/Cornelius T. Ryan          Trustee                            October 4, 1996
       -------------------------
       Cornelius T. Ryan*

       /s/Gustave H. Shubert         Trustee                            October 4, 1996
       -------------------------
       Gustave H. Shubert*
       /s/Alan R. Gruber             Trustee                            October 4, 1996
       -------------------------
       Alan R. Gruber*

       /s/Lawrence Zicklin           President and Trustee              October 4, 1996
       -------------------------
       Lawrence Zicklin*
       /s/Michael J. Weiner          Vice President                     October 4, 1996
       ------------------------      (Principal Financial Officer)
       Michael J. Weiner*


       /s/Richard Russell            Treasurer                          October 4, 1996
       -----------------------       (Principal Accounting Officer)
       Richard Russell*


     * Each of the above-named individuals has signed in his or her capacity as a Trustee and/or officer of Neuberger & Berman Equity Trust and a Trustee and/or officer of Equity Managers Trust.

                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST has duly caused the Post-Effective Amendment No. 9 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 4th day of October, 1996.

                                       EQUITY MANAGERS TRUST

                                       By: /s/ Lawrence Zicklin
                                          ----------------------
                                           Lawrence Zicklin
                                           President

                           NEUBERGER & BERMAN EQUITY TRUST
                     POST-EFFECTIVE AMENDMENT NO. 8 ON FORM N-1A

                                  INDEX TO EXHIBITS

                                                                                                  Sequentially
       Exhibit                                                                                      Numbered
       Number                                               Description                               Page
       -------                                             ------------                            -----------


       (1)       (a)    Certificate of Trust.  Incorporated by Reference to Post-Effective            N.A.
                        No. 8 to Registrant's Registration Statement, File Nos. 33-64368
                        and 811-7784, Edgar Accession No. 0000898432-95-000427.

                 (b)    Trust Instrument of Neuberger & Berman Equity Trust.  Incorporated            N.A.
                        by Reference to Post-Effective No. 8 to Registrant's Registration
                        Statement, File Nos. 33-64368 and 811-7784, Edgar Accession
                        No. 0000898432-95-000427.

                 (c)    Schedule A - Current Series of Neuberger & Berman Equity Trust.               N.A.
                        Incorporated by Reference to Post-Effective No. 8 to Registrant's
                        Registration Statement, File Nos. 33-64368 and 811-7784, Edgar
                        Accession No. 0000898432-95-000427.

       (2)       By-laws of Neuberger & Berman Equity Trust.  Incorporated by Reference to            N.A.
                 Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-
                 64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

       (3)       Voting Trust Agreement.  None.                                                       N.A.

       (4)       Specimen Share Certificate.  Incorporated by Reference to Post-Effective             N.A.
                 Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-64368
                 and 811-7784.

       (5)       (a)    (i)       Management Agreement Between Equity Managers Trust and              N.A.
                                  Neuberger & Berman Management Incorporated.  Incorporated
                                  by Reference to Post-Effective Amendment No. 70 to
                                  Registration Statement of Neuberger & Berman Equity
                                  Funds, File Nos. 2-11357 and 811-582, Edgar Accession No.
                                  0000898432-000314.

                        (ii)      Schedule A - Series of Neuberger & Berman Equity Managers           N.A.
                                  Trust Currently Subject to the Management Agreement.
                                  Incorporated by Reference to Post-Effective Amendment No.
                                  70 to Registration Statement of Neuberger & Berman Equity
                                  Funds, File Nos. 2-11357 and 811-582, Edgar Accession No.
                                  0000898432-000314.









                                                                                                  Sequentially
       Exhibit                                                                                      Numbered
       Number                                               Description                               Page
       -------                                             ------------                            -----------

                        (iii)     Schedule B - Schedule of Compensation Under the                     N.A.
                                  Management Agreement.  Incorporated by Reference to Post-
                                  Effective Amendment No. 70 to Registration Statement of
                                  Neuberger & Berman Equity Funds, File Nos. 2-11357 and
                                  811-582, Edgar Accession No. 0000898432-000314.

                 (b)    (i)       Sub-Advisory Agreement Between Neuberger & Berman                   N.A.
                                  Management Incorporated and Neuberger & Berman, L.P. with
                                  Respect to Equity Managers Trust.  Incorporated by
                                  Reference to Post-Effective Amendment No. 70 to
                                  Registration Statement of Neuberger & Berman Equity
                                  Funds, File Nos. 2-11357 and 811-582, Edgar Accession No.
                                  0000898432-000314.

                        (ii)      Schedule A - Series of Neuberger & Berman Equity Managers           N.A.
                                  Trust Currently Subject to the Sub-Advisory Agreement.
                                  Incorporated by Reference to Post-Effective Amendment No.
                                  70 to Registration Statement of Neuberger & Berman Equity
                                  Funds, File Nos. 2-11357 and 811-582, Edgar Accession No.
                                  0000898432-000314.

       (6)       (a)    Distribution Agreement Between Neuberger & Berman Equity Trust and            N.A.
                        Neuberger & Berman Management Incorporated.  Incorporated by
                        Reference to Post-Effective No. 8 to Registrant's Registration
                        Statement, File Nos. 33-64368 and 811-7784, Edgar Accession
                        No. 0000898432-95-000427.

                 (b)    Schedule A - Series of Neuberger & Berman Equity Trust Currently              N.A.
                        Subject to the Distribution Agreement.  Incorporated by Reference
                        to Post-Effective No. 8 to Registrant's Registration Statement,
                        File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-
                        000427.

       (7)       Bonus, Profit Sharing or Pension Plans.  None.                                       N.A.





















                                                                                                  Sequentially
       Exhibit                                                                                      Numbered
       Number                                               Description                               Page
       -------                                             ------------                            -----------

       (8)       (a)    Custodian Contract Between Neuberger & Berman Equity Trust and                N.A.
                        State Street Bank and Trust Company.  Incorporated by Reference to
                        Post-Effective No. 8 to Registrant's Registration Statement, File
                        Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-
                        000427.

                 (b)    Schedule A - Approved Foreign Banking Institutions and Securities
                        Depositories Under the Custodian Contract.  Incorporated by
                        Reference to Post-Effective No. 8 to Registrant's Registration                N.A.
                        Statement, File Nos. 33-64368 and 811-7784, Edgar Accession
                        No. 0000898432-95-000427.


       (9)       (a)    (i)       Transfer Agency and Service Agreement Between Neuberger &           N.A.
                                  Berman Equity Trust and State Street Bank and Trust
                                  Company.  Incorporated by Reference to Post-Effective No.
                                  8 to Registrant's Registration Statement, File Nos. 33-
                                  64368 and 811-7784, Edgar Accession No. 0000898432-95-
                                  000427.

                        (ii)      Agreement Between Neuberger & Berman Equity Trust and
                                  State Street Bank and Trust Company Adding Neuberger &              N.A.
                                  Berman NYCDC Socially Responsive Trust as a Portfolio
                                  Governed by the Transfer Agency Agreement.  Incorporated
                                  by Reference to Post-Effective No. 8 to Registrant's
                                  Registration Statement, File Nos. 33-64368 and 811-7784,
                                  Edgar Accession No. 0000898432-95-000427.

                        (iii)     First Amendment to Transfer Agency and Service Agreement            N.A.
                                  between Equity Trust and State Street Bank and Trust
                                  Company.  Incorporated by Reference to Post-Effective No.
                                  8 to Registrant's Registration Statement, File Nos. 33-
                                  64368 and 811-7784, Edgar Accession No. 0000898432-95-
                                  000427.

                 (b)    (i)       Administration Agreement Between Neuberger & Berman                 N.A.
                                  Equity Trust and Neuberger & Berman Management
                                  Incorporated.  Incorporated by Reference to Post-
                                  Effective No. 8 to Registrant's Registration Statement,
                                  File Nos. 33-64368 and 811-7784, Edgar Accession
                                  No. 0000898432-95-000427.














                                                                                                  Sequentially
       Exhibit                                                                                      Numbered
       Number                                               Description                               Page
       -------                                             ------------                            -----------

                        (ii)      Schedule A - Series of Neuberger & Berman Equity Trust              N.A.
                                  Currently Subject to the Administration Agreement.
                                  Incorporated by Reference to Post-Effective No. 8 to
                                  Registrant's Registration Statement, File Nos. 33-64368
                                  and 811-7784, Edgar Accession No. 0000898432-95-000427.

                        (iii)     Schedule B - Schedule of Compensation Under the                     N.A.
                                  Administration Agreement.  Incorporated by Reference to
                                  Post-Effective No. 8 to Registrant's Registration
                                  Statement, File Nos. 33-64368 and 811-7784, Edgar
                                  Accession No. 0000898432-95-000427.

       (10)             Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities               _____
                        Matters.  To Be Filed by Amendment.

       (11)      (a)    Consent of Ernst & Young LLP, Independent Auditors.  To Be Filed by           _____
                        Amendment.

                 (b)    Consent of Coopers & Lybrand L.L.P., Independent Accountants.  To             _____
                        Be Filed by Amendment.

       (12)             Financial Statements Omitted from Prospectus.  None.                          N.A.

       (13)             Letter of Investment Intent.  None.                                           N.A.

       (14)             Prototype Retirement Plan.  None.                                             N.A.

       (15)             Plan Pursuant to Rule 12b-1.  None.                                           N.A.

       (16)             Schedule of Computation of Performance Quotations.  Incorporated by           N.A.
                        Reference to Post-Effective Amendment No. 4 to Registrant's
                        Registration Statement, File Nos. 33-64368 and 811-7784.

       (17)             Financial Data Schedule.  To Be Filed by Amendment.                           _____

       (18)             Plan Pursuant to Rule 18f-3.  None.                                           N.A.

